As filed with the Securities and Exchange Commission on April 10, 2015

Registration No. 333-194044; 811-08183

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO.	(1)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO.	(41)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
50 Main Street
White Plains, New York 10606
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(800) 537-2033

Louis J. Mannello, Jr.
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
50 Main Street
White Plains, New York 10606
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

___    Immediately upon filing pursuant to paragraph (b) of Rule 485
___ On [Date] pursuant to paragraph (b) of Rule 485
_X_60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On [Date] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 1 for the purpose of including in the registration statement a Contract amendment, a prospectus supplement relating to the revised Contract amendment, Part B, and Part C. In all other respects the registration statement (including the prospectus dated May 29, 2014) remains the same. This Post-Effective Amendment No. 1 does not otherwise delete, amend or supersede any information contained in the Registration Statement, except as expressly provided herein. This Post-Effective Amendment No. 1 incorporates by reference the information contained in Part A of Pre-Effective Amendment No. 1, filed on May 22, 2014.

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM

Supplement dated May 1, 2015
to the Prospectus
dated May 29, 2014
for the Variable Annuity-1 Series Account
of Great-West Life & Annuity Insurance Company of New York

Effective immediately, the section entitled “Right of Cancellation Period” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

Right of Cancellation Period
After you receive your Contract, you may examine it for 10 days during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right of cancellation period will be extended to 60 days.

Effective immediately, the section entitled “Right of Cancellation Period” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

Right of Cancellation Period

During the ten day right of cancellation period, you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 60 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start.

Initial Contributions will be allocated to the Sub-Accounts you select in your application. If you exercise your right to cancel, we will refund your Annuity Account Value plus any charges and fees as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request of cancellation.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 29, 2014. Please keep this Supplement for future reference.

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM

Individual Flexible Premium Deferred
Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company of New York
50 Main Street
White Plains, New York 10606
Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May __, 2015, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-1-877-723-8723.

The date of this Statement of Additional Information is
May __, 2015.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company of New York (the "Company" or "Great-West") (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada .

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Company converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payout option will be based on the value of each

Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Retirement Resource Operations Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.

B.    Independent Registered Public Accounting Firm and Independent Auditors

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s independent auditor and serves as the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C.    Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of Great-West. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age eighty-five.

D.    Administrative Services

Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West .

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distribution

s to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance Company of New York
(a wholly-owned subsidiary of
Great-West Life & Annuity Insurance Company)
Balance Sheets as of December 31, 2014 and 2013
and Related Statements of Income, Comprehensive Income, Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2014 and Independent Auditors’ Report

Deloitte & Touche LLP Suite 3600 555 Seventeenth Street Denver, CO 80202-3942 USA Tel: +1 303 292 5400 Fax: +1 303 312-4000 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company of New York White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the "Company") (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Member of
Deloitte Touche Tohmatsu Limited

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

March 31, 2015

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013

Assets
Investments:

Fixed maturities, available-for-sale, at fair value (amortized cost of $802,727 and $673,162)	$833,705	$679,104
Fixed maturities, held for trading, at fair value (amortized cost of $10,826 and $67,216)	11,156	65,571
Mortgage loans on real estate (net of allowances of $100 and $100)	97,624	95,152
Policy loans	24,149	23,127
Short-term investments, available-for-sale (amortized cost of $23,807 and $26,778)	23,807	26,778
Equity investments	148	251
Total investments	990,589	889,983
Other assets:
Cash	625	1,078
Reinsurance receivable	4,519	5,495
Deferred acquisition costs (“DAC”)	15,481	12,761
Investment income due and accrued	8,411	7,647
Deferred income tax assets, net	3,304	11,196
Collateral under securities lending agreements	13,741	11,177
Due from parent and affiliates	4,452	1,218
Other assets	4,556	3,996
Assets of discontinued operations	240	408
Separate account assets	599,324	542,384
Total assets	$1,645,242	$1,487,343

See notes to financial statements.          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013

Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$868,208	$788,355
Policy and contract claims	1,967	2,173
Policyholders’ funds	2,457	2,188
Provision for policyholders’ dividends	3,200	3,000
Undistributed earnings on participating business	20,050	16,578
Total policy benefit liabilities	895,882	812,294
General liabilities:
Due to parent and affiliates	624	4,094
Payable under securities lending agreements	13,741	11,177
Other liabilities	6,926	7,063
Liabilities of discontinued operations	240	408
Separate account liabilities	599,324	542,384
Total liabilities	1,516,737	1,377,420
Commitments and contingencies (See Note 12)
Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares
authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	12,654	2,259
Retained earnings	57,001	48,814
Total stockholder’s equity	128,505	109,923
Total liabilities and stockholder’s equity	$1,645,242	$1,487,343

See notes to financial statements.              (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Income
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year Ended December 31,
	2014	2013	2012

Revenues:
Premium income	$13,455	$52,905	$8,847
Fee income	11,735	8,331	6,169
Other revenue	—	7,355	—
Net investment income	37,243	31,117	30,594
Realized investment gains (losses), net:
Total other-than-temporary losses	—	(273)	(424)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	—	72
Other realized investment gains (losses), net	1,430	2,307	4,657
Total realized investment gains (losses), net	1,430	2,034	4,305
Total revenues	63,863	101,742	49,915
Benefits and expenses:
Life and other policy benefits	19,962	17,495	18,577
(Decrease) increase in future policy benefits	(6,546)	38,011	(4,746)
Interest paid or credited to contractholders	15,784	13,398	12,932
Provision for policyholders’ share of (losses) earnings on participating business	(1,041)	6,117	(2,370)
Dividends to policyholders	3,296	3,998	1,254
Total benefits	31,455	79,019	25,647
General insurance expenses	18,892	17,427	12,885
Amortization of DAC	1,184	608	2,379
Total benefits and expenses	51,531	97,054	40,911
Income before income taxes	12,332	4,688	9,004
Income tax expense	4,145	2,069	2,460
Net income	$8,187	$2,619	$6,544

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income (Loss)
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year Ended December 31,
	2014	2013	2012

Net income	$8,187	$2,619	$6,544
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	20,782	(24,933)	20,197
Reclassification adjustment for (gains) losses realized in net income	(269)	(2,672)	(2,886)
Net unrealized gains (losses) related to investments	20,513	(27,605)	17,311
Future policy benefits, DAC adjustments	(4,520)	4,805	(6,100)
Other comprehensive income (loss) before income taxes	15,993	(22,800)	11,211
Income tax expense (benefit) related to items of other comprehensive income	5,598	(7,979)	3,924
Other comprehensive income (loss) (1)	10,395	(14,821)	7,287
Total comprehensive income (loss)	$18,582	$(12,202)	$13,831

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses (gains) on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $(47), $665 and $1,543 for the years ended December 31, 2014, 2013 and 2012, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Stockholder’s Equity
Years ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2012	$2,500	$56,350	$9,793	$39,651	$108,294
Net income				6,544	6,544
Other comprehensive income, net of income taxes			7,287		7,287
Balances, December 31, 2012	2,500	56,350	17,080	46,195	122,125
Net income				2,619	2,619
Other comprehensive loss, net of income taxes			(14,821)		(14,821)
Balances, December 31, 2013	2,500	56,350	2,259	48,814	109,923
Net income				8,187	8,187
Other comprehensive income, net of income taxes			10,395		10,395
Balances, December 31, 2014	$2,500	$56,350	$12,654	$57,001	$128,505

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year ended December 31,
	2014	2013	2012

Cash flows from operating activities:
Net income	$8,187	$2,619	$6,544
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Losses) earnings allocated to participating policyholders	(1,041)	1,336	(2,370)
Amortization of premiums (accretion of discounts) on investments, net	2,697	2,972	2,009
Net realized (gains) losses on investments	(3,406)	103	(4,305)
Net proceeds (purchases) of trading securities	57,164	(36,096)	(28,917)
Interest credited to contractholders	15,724	13,317	12,849
Depreciation and amortization	1,181	615	2,381
Deferral of acquisition costs	(6,250)	(3,574)	(4,660)
Deferred income taxes	2,296	(3,099)	58
Other, net	—	(2)	(219)
Changes in assets and liabilities:
Policy benefit liabilities	(14,899)	(11,001)	(12,152)
Reinsurance receivable	1,144	1,301	4,057
Investment income due and accrued	(764)	(741)	(922)
Other assets	(342)	1,170	(1,993)
Other liabilities	(673)	(312)	1,410
Net cash provided by (used in) operating activities	61,018	(31,392)	(26,230)

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	73,911	139,347	197,804
Mortgage loans on real estate	6,445	8,324	10,028
Other investments	115	495	64
Purchases of investments:
Fixed maturities, available-for-sale	(205,680)	(138,704)	(250,371)
Mortgage loans on real estate	(8,985)	(10,000)	(10,704)
Other investments	(3)	—	(687)
Net change in short-term investments	2,971	(360)	(9,713)
Policy loans, net	(890)	(160)	(2,143)
Net cash used in investing activities	(132,116)	(1,058)	(65,722)

See notes to financial statements          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year ended December 31,
	2014	2013	2012

Cash flows from financing activities:
Contract deposits	$138,908	$97,907	$129,970
Contract withdrawals	(62,095)	(69,044)	(35,678)
Change in due to/from parent and affiliates	(6,704)	(2,090)	4,068
Change in book overdrafts	536	369	(191)
Net cash provided by financing activities	70,645	27,142	98,169

Net (decrease) increase in cash	(453)	(5,308)	6,217
Cash, beginning of year	1,078	6,386	169
Cash, end of year	$625	$1,078	$6,386

Supplemental disclosures of cash flow information:
Net cash paid during the year for income taxes	$(7,936)	$(1,752)	$(1,094)

Non-cash investing transactions during the year:
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 3)	$—	$(44,104)	$—
Policy loans acquired in reinsurance termination (See Note 3)	—	(6,468)	—

See notes to financial statements (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a direct wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”) which is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.
The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis.

2.
Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•
Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms.  The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest.  The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.
Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.
Short-term investments include securities purchased with investment intent and with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost.

5.
The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties.  The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio.  The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term.  Securities lending transactions are accounted for as secured borrowings.  The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default.  The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral.  Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Non-cash collateral is not recognized as the Company does not have effective control.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

6.
The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a fixed maturity investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•
Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•
Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•
Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.

•	Equity investments - exchange rates, various index data and news sources.

•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.

•
Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•
Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate and the internally adjusted ABX Index spread. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and a monthly comparison to pricing vendor evaluations is performed and analyzed.

In some instances, securities are priced using external broker quotes.  In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained.  External broker quotes are reviewed internally by comparing the quotes to similar securities

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

in the public market and/or to vendor pricing, if available.  Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of $905 and $369 are included in other liabilities at December 31, 2014 and 2013, respectively.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets.  The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $477,533 and $411,097 at December 31, 2014 and 2013, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $390,223 and $377,020 at December 31, 2014 and 2013, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims
Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $113,475 and $113,849 at December 31, 2014 and 2013, respectively. Participating business composed approximately 15% and 16% of the Company’s individual life insurance in-force at December 31, 2014 and 2013, and 49%, 92% and 43% of individual life insurance premium income for the years ended December 31, 2014, 2013 and 2012, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheet.

Revenue recognition

Life insurance premiums are recognized when due in premiums. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate and policy loans is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on the ex-dividend date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2. Application of Recent Accounting Pronouncements

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of this update on its financial statements.

In June 2014, the FASB issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company is currently evaluating the impact of this update on its financial statements.

In August 2014, the FASB issued ASU 2014-15 Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40). The update will require management to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern. If there is substantial doubt about the Company’s ability to continue as a going concern, the Company will be required to disclose that fact, along with managements’ evaluation of the effectiveness of its plan to alleviate that doubt. The update defines substantial doubt as when it is probable that the Company will be unable to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

meet its obligations as they become due within one year of the date the financial statements are issued. The assessment and disclosure requirements, if applicable, will be required quarterly. The update is effective for the annual period ending after December 15, 2016, and for interim and annual periods thereafter. The Company does not expect this update to have an impact on the Company’s financial statements.

In November 2014, the FASB issued ASU 2014-17 Pushdown Accounting (Topic 805). The update gives an acquired entity the option of applying pushdown accounting in its stand-alone financial statements when a change in control occurs. The update is effective immediately and will apply to business combinations executed by the Company after November 18, 2014.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2014	2013
Reinsurance receivable	$2,471	$2,624

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2014	2013	2012
Premium income	$(4,713)	$37,760	(7,158)
Life and other policy benefits	(3,004)	(2,395)	(3,673)

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, The Canada Life Assurance Company (“CLAC”), pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded, at fair value, the following on January 1, 2013, in its balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on participating business	$7,355
Policy loans	6,468	Due to parent and affiliates	3,841
Reinsurance receivable	(42,297)
Investment income due and accrued	347
Deferred income tax assets, net	2,574
Total	$11,196	Total	$11,196

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company recorded the following on January 1, 2013, in its statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297

Participating policyholders’ net income	7,355
Provision for policyholders’ share of earnings on participating business	7,355
Net income available to shareholder	$—

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2014	2013	2012
Receives corporate support services.	GWL&A and CLAC (1)	$6,947	$6,592	$5,915	General insurance expenses
Receives recordkeeping services.	FASCore, LLC (2)	3,142	2,692	1,857	General insurance expenses
Receives investment advisory.	GWL&A	(597)	(722)	(623)	Net investment income
Provides recordkeeping services.	GWL&A	1,981	435	—	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco
(2) A wholly-owned subsidiary of GWL&A

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
Lifeco	On account	On demand	$2,853	$—
GWFS Equities, Inc.(1)	On account	On demand	1,445	1,218
GWL&A	On account	On demand	154	—
Total			$4,452	$1,218

(1) An wholly-owned subsidiary of GWL&A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
CLAC	On account	On demand	$334	$274
Lifeco	On account	On demand	—	3,234
GWL&A	On account	On demand	—	308
Other related party receivables	On account	On demand	290	278
Total			$624	$4,094

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A.  The separate account balances in the accompanying consolidated balance sheets include GWL&A general account investment contracts of $7,219 and $6,295 at December 31, 2014 and 2013, respectively.

In September 2013, GWL&A transferred $24,858 of cash and future policy benefits to the Company. The transfer of cash and future policy benefits relate to contracts with policyholders domiciled in the state of New York that were previously accounted for on the books of GWL&A.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Investments

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2014
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$70,831	$1,760	$259	$72,332	$—
Obligations of U.S. states and their subdivisions	42,673	5,849	53	48,469	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities	566,323	23,084	2,411	586,996	(283)
Asset-backed securities	60,448	2,239	703	61,984	(1,131)
Residential mortgage-backed securities	22,106	781	466	22,421	—
Commercial mortgage-backed securities	37,891	1,161	—	39,052	—
Total fixed maturities	$802,727	$34,874	$3,896	$833,705	$(1,414)

Equity investments:
Fixed income mutual funds	$19	$2	$1	$20	$—
Equity mutual funds	93	33	5	121	—
Balance and asset allocation mutual funds	6	1	—	7	—
Total equity investments	$118	$36	$6	$148	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

	December 31, 2013
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$70,361	$866	$3,167	$68,060	$—
Obligations of U.S. states and their subdivisions	30,968	3,228	282	33,914	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities	454,164	13,488	9,881	457,771	(325)
Asset-backed securities	74,909	2,409	848	76,470	(1,064)
Residential mortgage-backed securities	26,709	580	819	26,470	—
Commercial mortgage-backed securities	13,434	580	198	13,816	—
Total fixed maturities	$673,162	$21,151	$15,209	$679,104	$(1,389)

Equity investments:
Fixed income mutual funds	$35	$1	$1	$35	$—
Equity mutual funds	152	39	4	187	—
Balance and asset allocation mutual funds	23	6	—	29	—
Total equity investments	$210	$46	$5	$251	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2014
	Amortized cost	Estimated fair value
Maturing in one year or less	$23,530	$24,167
Maturing after one year through five years	174,895	182,685
Maturing after five years through ten years	264,406	273,813
Maturing after ten years	179,599	189,651
Mortgage-backed and asset-backed securities	160,297	163,389
Total fixed maturities	$802,727	$833,705

Mortgage -backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2014	2013	2012
Proceeds from sales	$15,595	$80,975	$134,090
Gross realized gains from sales	553	2,988	3,253
Gross realized losses from sales	1	42	15

Included in net investment income are unrealized gains (losses) of $1,244, $(2,125) and $221 on held for trading fixed maturity investments still held at December 31, 2014, 2013 and 2012, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31,
	2014	2013
Principal	$97,290	$94,657
Unamortized premium (discount) and fees, net	434	595
Mortgage provision allowance	(100)	(100)
Total mortgage loans	$97,624	$95,152

The recorded investment of the mortgage loan portfolio categorized as performing was $97,724 and $95,252 as of December 31, 2014 and 2013, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2014	2013	2012
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$100	$100	$880
Provision increases	—	273	—
Charge-off	—	(273)	—
Provision decreases	—	—	(780)
Ending balance	$100	$100	$100

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$100	$100	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$97,724	$95,252	$93,602
Individually evaluated for impairment	3,980	4,178	4,985
Collectively evaluated for impairment	93,744	91,074	88,617

Occasionally, the Company elects to grant a concession to a debtor with financial difficulties in an attempt to protect as much of its investment as possible. During the year ended December 31, 2014, there were no loans classified as troubled debt restructuring.
During the year ended December 31, 2013, the Company had two loans, with remaining principal balances of $1,234, classified as troubled debt restructurings. The loan modification on one loan forgave $247 of principal and, subsequent to the concession, the remaining loan balance was paid in full. The loan modifications on the second loan included a reduced interest rate and maturity extension but the Company expects a full recovery.

Securities lending - The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $15,252 and $13,169 and estimated fair values of $15,423 and $12,838 were on loan

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

under the program at December 31, 2014 and 2013, respectively. The Company received restricted cash of $13,741 and $11,177 and a security with a fair value of $2,131 and $2,033 as collateral at December 31, 2014 and 2013, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$—	$—	$29,990	$259	$29,990	$259
Obligations of U.S. states and their subdivisions	3,219	53	—	—	3,219	53
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	67,636	665	48,337	1,746	115,973	2,411
Asset-backed securities	5,427	174	11,389	529	16,816	703
Residential mortgage-backed securities	1,365	3	6,473	463	7,838	466
Total fixed maturities	$80,098	$899	$96,189	$2,997	$176,287	$3,896

Total number of securities in an
unrealized loss position		21		25		46

	December 31, 2013
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$53,401	$3,167	$—	$—	$53,401	$3,167
Obligations of U.S. states and their subdivisions	2,523	282	—	—	2,523	282
Foreign government securities	2,604	14	—	—	2,604	14
Corporate debt securities	149,452	7,673	21,535	2,208	170,987	9,881
Asset-backed securities	8,955	231	5,182	617	14,137	848
Residential mortgage-backed securities	9,136	819	—	—	9,136	819
Commercial mortgage-backed securities	5,742	198	—	—	5,742	198
Total fixed maturities	$231,813	$12,384	$26,717	$2,825	$258,530	$15,209

Total number of securities in an
unrealized loss position		65		9		74

Fixed maturity investments - Total unrealized losses and OTTI decreased by $11,313 from December 31, 2013 to December 31, 2014. The overall decrease in unrealized losses was due to lower interest rates at December 31, 2014 compared to December 31, 2013 resulting in generally higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $172 from December 31, 2013 to December 31, 2014. Corporate debt securities account for 58%, or $1,746, of the unrealized losses and OTTI greater than twelve months as of December 31, 2014. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Asset-backed and residential mortgage-backed securities account for 33% of unrealized losses and OTTI greater than twelve months as of December 31, 2014. Of the $992 of unrealized losses and OTTI over twelve months on asset-backed and residential mortgage-backed securities, 89%, or $885, are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

See Note 5 for additional discussion regarding fair value measurements.
Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$2,133	$2,133	$4,841
Additions:
Initial impairments - credit loss on securities not previously impaired	—	—	352
Reductions:
Due to sales, maturities, or payoffs during the period	—	—	(3,060)
Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(151)	—	—
Ending balance	$1,982	$2,133	$2,133
Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2014	2013	2012
Investment income:
Fixed maturity and short-term investments	$31,851	$26,197	$25,940
Mortgage loans on real estate	4,775	4,857	5,110
Policy loans	1,174	1,017	353
Other	40	(232)	(186)
	37,840	31,839	31,217
Investment expenses	(597)	(722)	(623)
Net investment income	$37,243	$31,117	$30,594
Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2014	2013	2012
Realized investment gains (losses):
Fixed maturity and short-term investments	$1,335	$1,795	$3,235
Mortgage loans on real estate	75	156	1,071
Other	20	83	(1)
Realized investment gains:	$1,430	$2,034	$4,305

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,468, $4,176 and $3,165 for the years ended December 31, 2014, 2013 and 2012, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $397, $(327) and $503 for the years ended December 31, 2014, 2013 and 2012, respectively.

5. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations
and U.S. agencies	$—	$72,332	$—	$72,332
Obligations of U.S. states and
their subdivisions	—	48,469	—	48,469
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	586,996	—	586,996
Asset-backed securities	—	61,984	—	61,984
Residential mortgage-backed securities	—	22,421	—	22,421
Commercial mortgage-backed securities	—	39,052	—	39,052
Total fixed maturities available-for-sale	—	833,705	—	833,705
Fixed maturities held for trading:
U.S. government direct obligations
and U.S. agencies	—	6,820	—	6,820
Corporate debt securities	—	3,245	—	3,245
Commercial mortgage-backed securities	—	1,091	—	1,091
Total fixed maturities held for trading	—	11,156	—	11,156
Equity investments available-for-sale
Fixed income mutual funds	—	20	—	20
Equity mutual funds	—	121	—	121
Balanced and asset allocation mutual funds	—	7	—	7
Total equity investments available-for-sale	—	148	—	148
Short-term investments available-for-sale	13,807	10,000	—	23,807
Collateral under securities lending agreements	13,741	—	—	13,741
Separate account assets	598,156	1,168	—	599,324
Total assets	$625,704	$856,177	$—	$1,481,881

Liabilities
Payable under securities lending agreement	$13,741	$—	$—	$13,741

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations
and U.S. agencies	$—	$68,060	$—	$68,060
Obligations of U.S. states and
their subdivisions	—	33,914	—	33,914
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	457,771	—	457,771
Asset-backed securities	—	72,479	3,991	76,470
Residential mortgage-backed securities	—	26,470	—	26,470
Commercial mortgage-backed securities	—	13,816	—	13,816
Total fixed maturities available-for-sale	—	675,113	3,991	679,104
Fixed maturities held for trading:
U.S. government direct obligations
and U.S. agencies	—	61,392	—	61,392
Corporate debt securities	—	3,153	—	3,153
Commercial mortgage-backed securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	65,571	—	65,571
Equity investments available-for-sale
Fixed income mutual funds	—	35		35
Equity mutual funds	—	187		187
Balanced and asset allocation mutual funds	—	29		29
Total equity investments available-for-sale	—	251	—	251
Short-term investments available-for-sale	18,778	8,000	—	26,778
Collateral under securities lending agreements	11,177	—	—	11,177
Separate account assets	541,267	1,117	—	542,384
Total assets	$571,222	$750,052	$3,991	$1,325,265

Liabilities
Payable under securities lending agreement	$11,177	$—	$—	$11,177

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity and equity investments

The fair values for fixed maturity and equity investments are based upon market prices from independent pricing services. In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Assets measured at fair value using significant unobservable inputs (Level 3)

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Recurring Level 3 financial assets
Year Ended December 31, 2014
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2014	$3,991
Transfers out of Level 3 (1)	(3,991)
Balance, December 31, 2014	$—
Total gains (losses) for the period included in net income
attributable to the change in unrealized gains and losses relating
to assets held at December 31, 2014	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

Recurring Level 3 financial assets
Year Ended December 31, 2013
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2013	$4,829
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	342
Settlements	(1,180)
Balance, December 31, 2013	$3,991
Total gains (losses) for the period included in net income
attributable to the change in unrealized gains and losses relating
to assets held at December 31, 2013	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets
	Year Ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Total
Balance, January 1, 2012	$1,434	$5,545	$6,979
Realized and unrealized gains (losses) included in:
Net income	21	—	21
Other comprehensive income (loss)	(2)	414	412
Sales	(104)	—	(104)
Settlements	(92)	(1,130)	(1,222)
Transfers out of Level 3 (1)	(1,257)	—	(1,257)
Balance, December 31, 2012	$—	$4,829	$4,829
Total gains (losses) for the period included in net income
attributable to the change in unrealized gains and losses
relating to assets held at December 31, 2012	$—	$—	$—
(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities (1)	$3,991	Internal model pricing	Prepayment speed assumption	7

			Constant default rate assumption	4

			Adjusted ABX Index spread assumption (2)	467

(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 373 to 647 basis points. The constant default rate assumption ranged from 2.1 to 4.6.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption decreases, the price and therefore, the fair value, of the securities increases.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2014		December 31, 2013
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$97,624	$104,530	$95,152	$98,503
Policy loans	24,149	24,149	23,127	23,127

Liabilities
Annuity contract benefits without
life contingencies	$390,223	$381,203	$377,020	$367,432
Policyholders’ funds	2,457	2,457	2,188	2,188

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts.  On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life.  For new business-owned life insurance policies, the Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

retains 100% of the first $250 per individual life.  New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2014 and 2013, the reinsurance receivables had carrying values in the amounts of $4,519 and $5,495, respectively. Included in these amounts are $2,471 and $2,624 at December 31, 2014 and 2013, respectively, associated with reinsurance agreements with related parties. At December 31, 2014 and 2013, 28% and 14%, respectively, of the total reinsurance receivable was due from GWL&A. In addition, 27% and 24%, respectively, of the total reinsurance receivable was due from CLAC at December 31, 2014 and 2013.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,334,623	$(1,739,173)	$1,595,450

Premium income:
Life insurance	$20,802	$(7,347)	$13,455
The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,413,560	$(1,839,552)	$1,574,008

Premium income:
Life insurance (1)	$17,836	$35,069	$52,905
(1) Reinsurance ceded premium income includes the impact from the termination of the reinsurance agreement with CLAC. See Note 3 for additional discussion regarding the transaction.

The following tables summarize total premium income for the year ended December 31, 2012:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$18,541	$(9,694)	$8,847

Reinsurance recoveries for life and other policy benefits were $4,976, $3,879 and $4,871 for the years ended December 31, 2014, 2013 and 2012, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

7. Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2014	2013	2012
Balance, January 1,	$12,761	$7,032	$6,195
Capitalized additions	6,248	3,574	4,660
Amortization and writedowns	(1,184)	(608)	(2,379)
Unrealized investment (gains) losses	(2,344)	2,763	(1,444)
Balance, December 31,	$15,481	$12,761	$7,032

8. Stockholder’s Equity and Dividend Restrictions

At December 31, 2014 and 2013, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2014	2013	2012		2014	2013
Net income (loss)	$1,510	$(4,477)	$4,505	Capital and surplus	$82,864	$79,530

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL.  The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2014.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the New York State Department of Financial Services, statutory capital and surplus and net gain from operations at and for the year ended December 31, 2014 were $82,864 and $2,842, respectively. Based on the as filed amounts, the Company may pay an amount less than $2,842 of dividends during the year ended December 31, 2015 without the approval of the New York Superintendent of Financial Services. Prior to any payments of dividends, the Company seeks approval from the Superintendent.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

9. Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2014	$4,483	$(2,224)	$2,259
Other comprehensive income (loss) before reclassifications	13,508	(2,938)	10,570
Amounts reclassified from AOCI	(175)	—	(175)
Net current period other comprehensive income (loss)	13,333	(2,938)	10,395
Balances, December 31, 2014	$17,816	$(5,162)	$12,654

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2013	$22,426	$(5,346)	$17,080
Other comprehensive income (loss) before reclassifications	(16,206)	3,122	(13,084)
Amounts reclassified from AOCI	(1,737)	—	(1,737)
Net current period other comprehensive income (loss)	(17,943)	3,122	(14,821)
Balances, December 31, 2013	$4,483	$(2,224)	$2,259

	Year Ended December 31, 2012
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2012	$11,174	$(1,381)	$9,793
Other comprehensive income (loss) before reclassifications	13,128	(3,965)	9,163
Amounts reclassified from AOCI	(1,876)	—	(1,876)
Net current period other comprehensive income (loss)	11,252	(3,965)	7,287
Balances, December 31, 2012	$22,426	$(5,346)	$17,080

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount

Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$20,782	$(7,274)	$13,508
Reclassification adjustment for (gains) losses realized in net income	(269)	94	(175)
Net unrealized gains (losses) related to investments	20,513	(7,180)	13,333
Future policy benefits and DAC adjustments	(4,520)	1,582	(2,938)
Net unrealized gains (losses)	15,993	(5,598)	10,395
Other comprehensive income (loss)	$15,993	$(5,598)	$10,395

	Year Ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$(24,933)	$8,727	$(16,206)
Reclassification adjustment for (gains) losses realized in net income	(2,672)	935	(1,737)
Net unrealized gains (losses) related to investments	(27,605)	9,662	(17,943)
Future policy benefits and DAC adjustments	4,805	(1,683)	3,122
Net unrealized gains (losses)	(22,800)	7,979	(14,821)
Other comprehensive income (loss)	$(22,800)	$7,979	$(14,821)

	Year Ended December 31, 2012
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$20,197	$(7,069)	$13,128
Reclassification adjustment for (gains) losses realized in net income	(2,886)	1,010	(1,876)
Net unrealized gains (losses) related to investments	17,311	(6,059)	11,252
Future policy benefits and DAC adjustments	(6,100)	2,135	(3,965)
Net unrealized gains (losses)	11,211	(3,924)	7,287
Other comprehensive income (loss)	$11,211	$(3,924)	$7,287

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2014	2013
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)		Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses arising on fixed maturities, available-for-sale	$(269)	$(2,672)	Other realized investment (gains) losses, net
	(269)	(2,672)	Total before tax
	(94)	(935)	Tax expense

Total reclassification for the period	$(175)	$(1,737)	Net of tax
10. General Insurance Expenses
The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2014	2013	2012
Commissions	$11,759	$7,979	$7,517
Compensation	6,732	6,552	5,378
Other (1)	401	2,896	(10)
Total general insurance expenses	$18,892	$17,427	$12,885

(1) Other general insurance expense includes capitalized additions to DAC, guaranty fund assessments and other regulatory fees and assessments.

11. Income Taxes
The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2014	2013	2012
Current	$1,849	$5,168	$2,402
Deferred	2,296	(3,099)	58
Total income tax provision	$4,145	$2,069	$2,460

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	0.0%	8.7%	2.8%
Provision for participating policies	0.0%	0.0%	(9.2)%
Other, net	(1.4)%	0.4%	(1.3)%
Effective income tax rate	33.6%	44.1%	27.3%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2014		2013
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$4,882	$—	$5,216	$—
Deferred acquisition costs	1,398	—	987	—
Investment assets	—	11,499	—	2,269
Policyholder dividends	1,120	—	1,050	—
Guarantee fund accrual	—	—	185	—
Deferred director’s fees	336	—	340	—
Earnings on participating business	7,017	—	5,802	—
Other	50	—	—	115
Total deferred taxes	$14,803	$11,499	$13,580	$2,384

The deferred tax liability amounts presented for investment assets above include $6,813 and $897 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2014 and 2013, respectively.

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2010 and prior. Tax years 2011 through 2013 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Included in due from parent and affiliates at December 31, 2014 is $2,853 of income taxes receivable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in due to parent and affiliates at December 31, 2013 is $3,234 of income taxes payable to affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in the balance sheet at December 31, 2014 and 2013 is zero and $143, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by the Company.

12. Commitments and Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company's financial position, results of operations or cash flows.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2014 and 2013 were $6,000 and $4,000, respectively, all of which is due within one year from the dates indicated.

13. Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 31, 2015, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York
Annual Report for the Year Ended
December 31, 2014 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Variable Annuity-1 Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company of New York
We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as listed in Appendix A as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York as of December 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 6, 2015

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK APPENDIX A

ALGER LARGE CAP GROWTH PORTFOLIO
ALGER MID CAP GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
BLACKROCK GLOBAL ALLOCATION VI FUND
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
DELAWARE VIP EMERGING MARKETS SERIES
DELAWARE VIP SMALL CAP VALUE SERIES
DELAWARE VIP SMID CAP GROWTH SERIES
DEUTSCHE CAPITAL GROWTH VIP
DEUTSCHE CORE EQUITY VIP
DEUTSCHE LARGE CAP VALUE VIP
DEUTSCHE SMALL CAP INDEX VIP
DEUTSCHE SMALL MID CAP VALUE VIP
DREYFUS IP MIDCAP STOCK PORTFOLIO
DREYFUS VIF APPRECIATION PORTFOLIO
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
FEDERATED MANAGED TAIL RISK FUND II
FEDERATED MANAGED VOLATILITY FUND II
FRANKLIN SMALL CAP VALUE SECURITIES FUND
GREAT-WEST SECUREFOUNDATION BALANCED FUND
INVESCO V.I. COMSTOCK FUND
INVESCO V.I. CORE EQUITY FUND
INVESCO V.I. GROWTH & INCOME FUND
INVESCO V.I. HIGH YIELD FUND
INVESCO V.I. INTERNATIONAL GROWTH FUND
INVESCO V.I. MID CAP CORE EQUITY FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK APPENDIX A (Continued)

INVESCO V.I. SMALL CAP EQUITY FUND
INVESCO V.I. TECHNOLOGY FUND
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO
JANUS ASPEN JANUS PORTFOLIO
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
LVIP BARON GROWTH OPPORTUNITIES FUND
MFS INTERNATIONAL VALUE PORTFOLIO
MFS UTILITIES SERIES
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
NVIT MID CAP INDEX FUND
OPPENHEIMER GLOBAL FUND/VA
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
PIMCO VIT HIGH YIELD PORTFOLIO
PIMCO VIT LOW DURATION PORTFOLIO
PIMCO VIT TOTAL RETURN PORTFOLIO
PIONEER EMERGING MARKETS VCT PORTFOLIO
PIONEER FUND VCT PORTFOLIO
PIONEER MID CAP VALUE VCT PORTFOLIO
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
PUTNAM VT EQUITY INCOME FUND
PUTNAM VT GLOBAL HEALTH CARE FUND
PUTNAM VT INVESTORS FUND
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHWAB MONEY MARKET PORTFOLIO
SCHWAB S&P 500 INDEX PORTFOLIO
SENTINEL VARIABLE PRODUCTS BOND FUND
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK APPENDIX A (Concluded)

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
THIRD AVENUE VALUE PORTFOLIO
TOUCHSTONE VST MID CAP GROWTH FUND
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
VAN ECK VIP GLOBAL HARD ASSETS FUND
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,252,478	$306,388	$54,134	$74,731	$326,983	$136,848
Investment income due and accrued	1
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York					2,614

Total assets	1,252,479	306,388	54,134	74,731	329,597	136,848

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	144	34	6	10	39	17

Total liabilities	144	34	6	10	39	17

NET ASSETS	$1,252,335	$306,354	$54,128	$74,721	$329,558	$136,831

NET ASSETS REPRESENTED BY:
Accumulation units	$1,252,335	$306,354	$54,128	$74,721	$310,912	$136,831
Contracts in payout phase					18,646

NET ASSETS	$1,252,335	$306,354	$54,128	$74,721	$329,558	$136,831

ACCUMULATION UNITS OUTSTANDING	48,363	16,399	3,300	4,630	22,314	18,653

UNIT VALUE (ACCUMULATION)	$25.89	$18.68	$16.40	$16.14	$13.93	$7.34

(1) Cost of investments:	$1,072,994	$185,292	$23,500	$49,612	$285,314	$146,679
Shares of investments:	21,319	15,459	1,802	2,168	17,173	10,114

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$374,854	$270,364	$731,659	$70,712	$159,258	$252,059
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York			4,348

Total assets	374,854	270,364	736,007	70,712	159,258	252,059

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	38	30	82	6	18	27

Total liabilities	38	30	82	6	18	27

NET ASSETS	$374,816	$270,334	$735,925	$70,706	$159,240	$252,032

NET ASSETS REPRESENTED BY:
Accumulation units	$374,816	$270,334	$713,591	$70,706	$159,240	$252,032
Contracts in payout phase			22,334

NET ASSETS	$374,816	$270,334	$735,925	$70,706	$159,240	$252,032

ACCUMULATION UNITS OUTSTANDING	23,748	14,385	39,816	4,718	8,573	10,827

UNIT VALUE (ACCUMULATION)	$15.78	$18.79	$17.92	$14.99	$18.57	$23.28

(1) Cost of investments:	$430,353	$248,850	$674,837	$41,255	$143,922	$234,359
Shares of investments:	37,485	12,317	91,802	6,994	15,958	12,698

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES

ASSETS:
Investments at fair value (1)	$1,767,761	$99,868	$106,333	$347,279	$11,480	$3,417
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	1,767,761	99,868	106,333	347,279	11,480	3,417

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	202	11	11	40	1

Total liabilities	202	11	11	40	1

NET ASSETS	$1,767,559	$99,857	$106,322	$347,239	$11,479	$3,417

NET ASSETS REPRESENTED BY:
Accumulation units	$1,767,559	$99,857	$106,322	$347,239	$11,479	$3,417
Contracts in payout phase

NET ASSETS	$1,767,559	$99,857	$106,322	$347,239	$11,479	$3,417

ACCUMULATION UNITS OUTSTANDING	81,704	9,935	7,391	22,887	514	366

UNIT VALUE (ACCUMULATION)	$21.63	$10.05	$14.39	$15.17	$22.33	$9.34

(1) Cost of investments:	$1,214,926	$109,513	$97,493	$303,942	$10,372	$3,391
Shares of investments:	187,860	6,153	6,168	11,934	626	175

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP

ASSETS:
Investments at fair value (1)	$464,199	$189,504	$760,255	$147,500	$454,543	$940,895
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York				4,414

Total assets	464,199	189,504	760,255	151,914	454,543	940,895

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	51	22	84	17	54	99

Total liabilities	51	22	84	17	54	99

NET ASSETS	$464,148	$189,482	$760,171	$151,897	$454,489	$940,796

NET ASSETS REPRESENTED BY:
Accumulation units	$464,148	$189,482	$760,171	$129,225	$454,489	$940,796
Contracts in payout phase				22,672

NET ASSETS	$464,148	$189,482	$760,171	$151,897	$454,489	$940,796

ACCUMULATION UNITS OUTSTANDING	17,707	9,002	44,610	7,944	27,280	44,474

UNIT VALUE (ACCUMULATION)	$26.21	$21.05	$17.04	$16.27	$16.66	$21.15

(1) Cost of investments:	$393,752	$179,176	$552,848	$116,889	$356,267	$830,032
Shares of investments:	11,539	6,275	25,384	11,560	26,153	54,324

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP VALUE VIP	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

ASSETS:
Investments at fair value (1)	$267,767	$66,846	$557,861	$68,170	$3,210,500	$100,241
Investment income due and accrued			2,649	127
Receivable for investments sold			206		459
Due from Great-West Life & Annuity Insurance Company of New York					2,274

Total assets	267,767	66,846	560,716	68,297	3,213,233	100,241

LIABILITIES:
Redemptions payable			206		459
Due to Great-West Life & Annuity Insurance Company of New York	30	8	66	8	370	12

Total liabilities	30	8	272	8	829	12

NET ASSETS	$267,737	$66,838	$560,444	$68,289	$3,212,404	$100,229

NET ASSETS REPRESENTED BY:
Accumulation units	$267,737	$66,838	$560,444	$68,289	$3,197,989	$100,229
Contracts in payout phase					14,415

NET ASSETS	$267,737	$66,838	$560,444	$68,289	$3,212,404	$100,229

ACCUMULATION UNITS OUTSTANDING	16,412	2,520	32,212	3,898	173,899	6,303

UNIT VALUE (ACCUMULATION)	$16.31	$26.52	$17.40	$17.52	$18.39	$15.90

(1) Cost of investments:	$171,857	$23,316	$494,707	$44,451	$3,188,630	$113,341
Shares of investments:	15,052	2,903	11,268	2,086	288,714	18,061

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND

ASSETS:
Investments at fair value (1)	$26,841	$334,135	$2,049,518	$576,933	$126,678	$753,118
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	26,841	334,135	2,049,518	576,933	126,678	753,118

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	3	38	195	65	15	81

Total liabilities	3	38	195	65	15	81

NET ASSETS	$26,838	$334,097	$2,049,323	$576,868	$126,663	$753,037

NET ASSETS REPRESENTED BY:
Accumulation units	$26,838	$334,097	$2,049,323	$576,868	$126,663	$753,037
Contracts in payout phase

NET ASSETS	$26,838	$334,097	$2,049,323	$576,868	$126,663	$753,037

ACCUMULATION UNITS OUTSTANDING	1,272	20,759	200,226	32,227	4,723	44,221

UNIT VALUE (ACCUMULATION)	$21.10	$16.09	$10.24	$17.90	$26.82	$17.03

(1) Cost of investments:	$21,897	$271,371	$2,056,852	$425,335	$76,743	$599,815
Shares of investments:	2,549	14,970	160,621	30,111	3,089	29,945

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$142,972	$673,805	$70,034	$66,457	$222,792	$498,571
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	142,972	673,805	70,034	66,457	222,792	498,571

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	16	76	8	8	26	58

Total liabilities	16	76	8	8	26	58

NET ASSETS	$142,956	$673,729	$70,026	$66,449	$222,766	$498,513

NET ASSETS REPRESENTED BY:
Accumulation units	$142,956	$673,729	$70,026	$66,449	$222,766	$498,513
Contracts in payout phase

NET ASSETS	$142,956	$673,729	$70,026	$66,449	$222,766	$498,513

ACCUMULATION UNITS OUTSTANDING	10,098	50,654	3,895	2,780	53,768	21,188

UNIT VALUE (ACCUMULATION)	$14.16	$13.30	$17.98	$23.90	$4.14	$23.53

(1) Cost of investments:	$138,066	$629,381	$64,313	$54,725	$169,051	$424,046
Shares of investments:	25,854	19,323	4,981	2,811	11,281	15,863

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,238,651	$449,116	$3,471,238	$434,146	$2,549	$283,559
Investment income due and accrued
Receivable for investments sold		564	265
Due from Great-West Life & Annuity Insurance Company of New York			1,561	103

Total assets	2,238,651	449,680	3,473,064	434,249	2,549	283,559

LIABILITIES:
Redemptions payable		564	265
Due to Great-West Life & Annuity Insurance Company of New York	236	52	394	51		33

Total liabilities	236	616	659	51		33

NET ASSETS	$2,238,415	$449,064	$3,472,405	$434,198	$2,549	$283,526

NET ASSETS REPRESENTED BY:
Accumulation units	$2,238,415	$449,064	$3,464,387	$412,440	$2,549	$283,526
Contracts in payout phase			8,018	21,758

NET ASSETS	$2,238,415	$449,064	$3,472,405	$434,198	$2,549	$283,526

ACCUMULATION UNITS OUTSTANDING	136,942	20,738	231,377	19,119	229	11,039

UNIT VALUE (ACCUMULATION)	$16.35	$21.65	$14.97	$21.57	$11.13	$25.68

(1) Cost of investments:	$2,032,513	$440,017	$3,518,741	$273,281	$2,495	$165,847
Shares of investments:	67,900	37,489	267,430	10,474	298	7,930

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES

ASSETS:
Investments at fair value (1)	$146,304	$265,479	$824,957	$1,462,487	$794,827	$377,283
Investment income due and accrued
Receivable for investments sold	66			113	64
Due from Great-West Life & Annuity Insurance Company of New York	9,456			1,586	5,377

Total assets	155,826	265,479	824,957	1,464,186	800,268	377,283

LIABILITIES:
Redemptions payable	66			113	64
Due to Great-West Life & Annuity Insurance Company of New York	17	31	88	169	89	39

Total liabilities	83	31	88	282	153	39

NET ASSETS	$155,743	$265,448	$824,869	$1,463,904	$800,115	$377,244

NET ASSETS REPRESENTED BY:
Accumulation units	$120,515	$265,448	$824,869	$1,453,854	$787,290	$377,244
Contracts in payout phase	35,228			10,050	12,825

NET ASSETS	$155,743	$265,448	$824,869	$1,463,904	$800,115	$377,244

ACCUMULATION UNITS OUTSTANDING	4,990	28,777	51,804	43,457	39,300	25,374

UNIT VALUE (ACCUMULATION)	$24.15	$9.22	$15.92	$33.46	$20.03	$14.87

(1) Cost of investments:	$183,134	$359,670	$893,617	$1,061,564	$692,881	$328,311
Shares of investments:	4,493	8,415	41,331	31,094	37,072	11,269

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

ASSETS:
Investments at fair value (1)	$19,199	$751,266	$1,019,109	$38,765	$271,074	$6,016
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York			786

Total assets	19,199	751,266	1,019,895	38,765	271,074	6,016

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	81	118	4	27	1

Total liabilities	2	81	118	4	27	1

NET ASSETS	$19,197	$751,185	$1,019,777	$38,761	$271,047	$6,015

NET ASSETS REPRESENTED BY:
Accumulation units	$19,197	$751,185	$1,014,797	$38,761	$271,047	$6,015
Contracts in payout phase			4,980

NET ASSETS	$19,197	$751,185	$1,019,777	$38,761	$271,047	$6,015

ACCUMULATION UNITS OUTSTANDING	1,174	34,140	43,550	3,530	22,516	813

UNIT VALUE (ACCUMULATION)	$16.35	$22.00	$23.30	$10.98	$12.04	$7.40

(1) Cost of investments:	$14,863	$688,614	$768,013	$36,629	$292,023	$7,499
Shares of investments:	962	30,111	25,800	1,460	117,348	1,238

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$891,761	$3,451,814	$2,980,250	$4,248	$189,254	$136,650
Investment income due and accrued	4,302	5,417	6,835
Receivable for investments sold		765
Due from Great-West Life & Annuity Insurance Company of New York			2,602

Total assets	896,063	3,457,996	2,989,687	4,248	189,254	136,650

LIABILITIES:
Redemptions payable		765
Due to Great-West Life & Annuity Insurance Company of New York	313	373	332		22	16

Total liabilities	313	1,138	332		22	16

NET ASSETS	$895,750	$3,456,858	$2,989,355	$4,248	$189,232	$136,634

NET ASSETS REPRESENTED BY:
Accumulation units	$870,141	$3,456,858	$2,972,861	$4,248	$189,232	$136,634
Contracts in payout phase	25,609		16,494

NET ASSETS	$895,750	$3,456,858	$2,989,355	$4,248	$189,232	$136,634

ACCUMULATION UNITS OUTSTANDING	48,978	271,137	197,692	691	10,752	8,438

UNIT VALUE (ACCUMULATION)	$17.77	$12.75	$15.04	$6.15	$17.60	$16.19

(1) Cost of investments:	$909,937	$3,452,635	$3,000,005	$5,326	$160,338	$98,512
Shares of investments:	112,738	326,258	266,094	198	7,051	6,049

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

ASSETS:
Investments at fair value (1)	$115,040	$259,772	$54,502	$221,764	$908,857	$602,317
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	115,040	259,772	54,502	221,764	908,857	602,317

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	30	6	25	96	68

Total liabilities	14	30	6	25	96	68

NET ASSETS	$115,026	$259,742	$54,496	$221,739	$908,761	$602,249

NET ASSETS REPRESENTED BY:
Accumulation units	$115,026	$259,742	$54,496	$221,739	$908,761	$602,249
Contracts in payout phase

NET ASSETS	$115,026	$259,742	$54,496	$221,739	$908,761	$602,249

ACCUMULATION UNITS OUTSTANDING	5,224	14,339	4,507	19,797	50,909	33,782

UNIT VALUE (ACCUMULATION)	$22.02	$18.11	$12.09	$11.20	$17.85	$17.83

(1) Cost of investments:	$104,164	$211,596	$66,524	$220,917	$829,973	$545,995
Shares of investments:	4,004	6,719	1,848	22,199	40,251	29,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND

ASSETS:
Investments at fair value (1)	$51,915	$193,158	$795,328	$7,451,191	$11,664,621	$894,122
Investment income due and accrued				93
Receivable for investments sold				37	94
Due from Great-West Life & Annuity Insurance Company of New York				37,493	3,401

Total assets	51,915	193,158	795,328	7,488,814	11,668,116	894,122

LIABILITIES:
Redemptions payable				37	94
Due to Great-West Life & Annuity Insurance Company of New York	5	22	84,952	824	1,296	97

Total liabilities	5	22	84,952	861	1,390	97

NET ASSETS	$51,910	$193,136	$710,376	$7,487,953	$11,666,726	$894,025

NET ASSETS REPRESENTED BY:
Accumulation units	$51,910	$193,136	$655,642	$7,442,290	$11,608,434	$894,025
Contracts in payout phase			54,734	45,663	58,292

NET ASSETS	$51,910	$193,136	$710,376	$7,487,953	$11,666,726	$894,025

ACCUMULATION UNITS OUTSTANDING	4,743	8,517	35,545	643,256	507,360	73,576

UNIT VALUE (ACCUMULATION)	$10.94	$22.68	$18.45	$11.57	$22.88	$12.15

(1) Cost of investments:	$50,420	$173,269	$592,686	$7,451,191	$7,597,261	$923,239
Shares of investments:	2,989	15,527	40,933	7,451,191	386,118	90,959

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$143,845	$36,201	$80,166	$473,868	$266,849	$103,511
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	143,845	36,201	80,166	473,868	266,849	103,511

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	15	3	7	50	24	1,412

Total liabilities	15	3	7	50	24	1,412

NET ASSETS	$143,830	$36,198	$80,159	$473,818	$266,825	$102,099

NET ASSETS REPRESENTED BY:
Accumulation units	$143,830	$36,198	$80,159	$473,818	$266,825	$92,219
Contracts in payout phase						9,880

NET ASSETS	$143,830	$36,198	$80,159	$473,818	$266,825	$102,099

ACCUMULATION UNITS OUTSTANDING	5,969	1,454	6,377	39,153	26,677	8,549

UNIT VALUE (ACCUMULATION)	$24.10	$24.90	$12.57	$12.10	$10.00	$10.79

(1) Cost of investments:	$155,280	$39,959	$76,406	$513,198	$274,206	$74,112
Shares of investments:	8,131	2,474	2,211	31,486	14,833	6,161

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$169,425	$1,079,177	$343,384	$452,473	$27,579	$27,974
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York		7,092

Total assets	169,425	1,086,269	343,384	452,473	27,579	27,974

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	18	127	32	51	3	3

Total liabilities	18	127	32	51	3	3

NET ASSETS	$169,407	$1,086,142	$343,352	$452,422	$27,576	$27,971

NET ASSETS REPRESENTED BY:
Accumulation units	$169,407	$1,049,712	$343,352	$452,422	$27,576	$27,971
Contracts in payout phase		36,430

NET ASSETS	$169,407	$1,086,142	$343,352	$452,422	$27,576	$27,971

ACCUMULATION UNITS OUTSTANDING	6,794	22,608	26,739	38,457	2,551	2,589

UNIT VALUE (ACCUMULATION)	$24.93	$46.43	$12.84	$11.76	$10.81	$10.80

(1) Cost of investments:	$157,335	$654,165	$415,347	$525,972	$26,805	$26,805
Shares of investments:	9,089	53,610	13,936	48,497	1,226	1,159

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$48,139	$15,875	$111,407	$169,971
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	48,139	15,875	111,407	169,971

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	5	2	2,402	20

Total liabilities	5	2	2,402	20

NET ASSETS	$48,134	$15,873	$109,005	$169,951

NET ASSETS REPRESENTED BY:
Accumulation units	$48,134	$15,873	$92,160	$169,951
Contracts in payout phase			16,845

NET ASSETS	$48,134	$15,873	$109,005	$169,951

ACCUMULATION UNITS OUTSTANDING	2,570	1,466	5,235	9,069

UNIT VALUE (ACCUMULATION)	$18.73	$10.83	$17.60	$18.74

(1) Cost of investments:	$48,143	$15,531	$90,366	$159,288
Shares of investments:	1,568	590	3,860	15,244

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,926	$		$698	$		$		$5,301

EXPENSES:
Mortality and expense risk	9,480		2,351	434		586		3,258	1,228

NET INVESTMENT INCOME (LOSS)	(7,554)		(2,351)	264		(586)		(3,258)	4,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	57,851		27,300	249		171		36,933	4,352
Realized gain distributions	195,111					1,333

Net realized gain (loss) on investments	252,962		27,300	249		1,504		36,933	4,352

Change in net unrealized appreciation (depreciation)
on investments	(131,428)		(4,942)	3,781		7,279		(39,872)	(19,096)

Net realized and unrealized gain (loss) on investments	121,534		22,358	4,030		8,783		(2,939)	(14,744)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$113,980		$20,007	$4,294		$8,197		$(6,197)	$(10,671)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$9,640	$2,002	$9,950	$1,255	$3,745	$2,690

EXPENSES:
Mortality and expense risk	2,678	2,452	5,190	391	1,899	2,046

NET INVESTMENT INCOME (LOSS)	6,962	(450)	4,760	864	1,846	644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(12,769)	28,172	11,095	2,731	15,716	77,910
Realized gain distributions	86,422	33,014	51,836			24,675

Net realized gain (loss) on investments	73,653	61,186	62,931	2,731	15,716	102,585

Change in net unrealized appreciation (depreciation)
on investments	(1,616)	(37,492)	(12,955)	3,053	(32,262)	(65,724)

Net realized and unrealized gain (loss) on investments	72,037	23,694	49,976	5,784	(16,546)	36,861

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,999	$23,244	$54,736	$6,648	$(14,700)	$37,505

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
		(1)							(2)
INVESTMENT INCOME:
Dividends	$25,095	$2,110	$		$		$53	$

EXPENSES:
Mortality and expense risk	13,275	230		455		2,791	79		1

NET INVESTMENT INCOME (LOSS)	11,820	1,880		(455)		(2,791)	(26)		(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	81,784	(31)		6,066		22,697	(130)
Realized gain distributions		6,735		1,975		33,802	1,391

Net realized gain (loss) on investments	81,784	6,704		8,041		56,499	1,261

Change in net unrealized appreciation (depreciation)
on investments	93,305	(9,645)		(2,558)		24,798	(1,115)		26

Net realized and unrealized gain (loss) on investments	175,089	(2,941)		5,483		81,297	146		26

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$186,909	$(1,061)		$5,028		$78,506	$120		$25

(1) For the period August 1, 2014 to December 31, 2014
(2) For the period December 19, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP

INVESTMENT INCOME:
Dividends	$3,199	$214	$4,944	$1,480	$5,759	$5,812

EXPENSES:
Mortality and expense risk	4,232	2,043	5,914	1,158	3,177	6,016

NET INVESTMENT INCOME (LOSS)	(1,033)	(1,829)	(970)	322	2,582	(204)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	80,920	41,346	81,571	15,198	9,374	41,770
Realized gain distributions	49,283	29,633	45,201			33,101

Net realized gain (loss) on investments	130,203	70,979	126,772	15,198	9,374	74,871

Change in net unrealized appreciation (depreciation)
on investments	(101,850)	(77,984)	(47,553)	(5,307)	21,258	(32,764)

Net realized and unrealized gain (loss) on investments	28,353	(7,005)	79,219	9,891	30,632	42,107

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$27,320	$(8,834)	$78,249	$10,213	$33,214	$41,903

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP VALUE VIP	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

INVESTMENT INCOME:
Dividends	$2,132	$616	$11,536	$511	$44,856	$2,255

EXPENSES:
Mortality and expense risk	2,185	536	5,163	550	18,346	1,071

NET INVESTMENT INCOME (LOSS)	(53)	80	6,373	(39)	26,510	1,184

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,310	1,993	170,061	151	(1,613)	(61,885)
Realized gain distributions	1,275	334	18,939			24,698

Net realized gain (loss) on investments	20,585	2,327	189,000	151	(1,613)	(37,187)

Change in net unrealized appreciation (depreciation)
on investments	(9,330)	4,337	(157,448)	5,609	53,506	34,304

Net realized and unrealized gain (loss) on investments	11,255	6,664	31,552	5,760	51,893	(2,883)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,202	$6,744	$37,925	$5,721	$78,403	$(1,699)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND
			(1)
INVESTMENT INCOME:
Dividends	$869	$1,775	$21,778	$7,984	$1,072	$13,030

EXPENSES:
Mortality and expense risk	258	2,605	3,266	4,772	1,054	6,115

NET INVESTMENT INCOME (LOSS)	611	(830)	18,512	3,212	18	6,915

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	8,817	17,051	(81)	65,786	644	75,987
Realized gain distributions	1,830	21,400	33,720		599	84,737

Net realized gain (loss) on investments	10,647	38,451	33,639	65,786	1,243	160,724

Change in net unrealized appreciation (depreciation)
on investments	(11,742)	(39,890)	(7,334)	(24,470)	7,309	(96,470)

Net realized and unrealized gain (loss) on investments	(1,095)	(1,439)	26,305	41,316	8,552	64,254

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(484)	$(2,269)	$44,817	$44,528	$8,570	$71,169

(1) For the period August 22, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$3,915	$10,848	$25	$		$		$8,418

EXPENSES:
Mortality and expense risk	755	5,343	459		538		1,918	4,068

NET INVESTMENT INCOME (LOSS)	3,160	5,505	(434)		(538)		(1,918)	4,350

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(26)	50,114	225		5,364		46,311	377
Realized gain distributions			7,179		5,329		18,014	12,568

Net realized gain (loss) on investments	(26)	50,114	7,404		10,693		64,325	12,945

Change in net unrealized appreciation (depreciation)
on investments	(2,785)	(55,662)	(4,731)		(9,116)		(42,428)	17,870

Net realized and unrealized gain (loss) on investments	(2,811)	(5,548)	2,673		1,577		21,897	30,815

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$349	$(43)	$2,239		$1,039		$19,979	$35,165

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO
						(1)
INVESTMENT INCOME:
Dividends	$32,857	$15,400	$92,831	$4,799	$		$1,014

EXPENSES:
Mortality and expense risk	16,462	3,874	24,658	3,818		5	2,355

NET INVESTMENT INCOME (LOSS)	16,395	11,526	68,173	981		(5)	(1,341)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	31,636	3,105	(10,601)	19,421			9,945
Realized gain distributions	54,323						20,015

Net realized gain (loss) on investments	85,959	3,105	(10,601)	19,421			29,960

Change in net unrealized appreciation (depreciation)
on investments	61,190	3,778	50,665	10,043		54	3,507

Net realized and unrealized gain (loss) on investments	147,149	6,883	40,064	29,464		54	33,467

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,544	$18,409	$108,237	$30,445		$49	$32,126

(1) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES

INVESTMENT INCOME:
Dividends	$12,202	$16,729	$14,142	$2,624	$14,322	$7,163

EXPENSES:
Mortality and expense risk	1,693	2,442	6,187	15,660	6,293	2,630

NET INVESTMENT INCOME (LOSS)	10,509	14,287	7,955	(13,036)	8,029	4,533

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(15,018)	(4,873)	(7,123)	398,991	66,218	5,350
Realized gain distributions	14,676	20,596	7,586	10,955		13,807

Net realized gain (loss) on investments	(342)	15,723	463	409,946	66,218	19,157

Change in net unrealized appreciation (depreciation)
on investments	(31,632)	(68,407)	(62,615)	(356,193)	(67,637)	12,806

Net realized and unrealized gain (loss) on investments	(31,974)	(52,684)	(62,152)	53,753	(1,419)	31,963

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(21,465)	$(38,397)	$(54,197)	$40,717	$6,610	$36,496

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
					(1)		(2)
INVESTMENT INCOME:
Dividends	$127	$6,393	$11,195	$		$3,960	$14

EXPENSES:
Mortality and expense risk	152	4,902	8,606		65	1,832	14

NET INVESTMENT INCOME (LOSS)	(25)	1,491	2,589		(65)	2,128

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	13	32,412	115,840		2	27,514	(1)
Realized gain distributions	464	39,216	45,673			6,970

Net realized gain (loss) on investments	477	71,628	161,513		2	34,484	(1)

Change in net unrealized appreciation (depreciation)
on investments	1,697	(21,582)	(151,454)		2,136	(61,473)	(1,483)

Net realized and unrealized gain (loss) on investments	2,174	50,046	10,059		2,138	(26,989)	(1,484)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,149	$51,537	$12,648		$2,073	$(24,861)	$(1,484)

(1) For the period August 13, 2014 to December 31, 2014
(2) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$101,333	$42,653	$91,033	$10	$2,339	$810

EXPENSES:
Mortality and expense risk	15,996	30,152	37,559	41	1,643	1,074

NET INVESTMENT INCOME (LOSS)	85,337	12,501	53,474	(31)	696	(264)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	34,278	40,183	26,809	(6)	18,314	3,341
Realized gain distributions				28	12,600	16,636

Net realized gain (loss) on investments	34,278	40,183	26,809	22	30,914	19,977

Change in net unrealized appreciation (depreciation)
on investments	(52,226)	(48,917)	75,975	(656)	(11,767)	(3,274)

Net realized and unrealized gain (loss) on investments	(17,948)	(8,734)	102,784	(634)	19,147	16,703

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$67,389	$3,767	$156,258	$(665)	$19,843	$16,439

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

INVESTMENT INCOME:
Dividends	$		$		$		$101	$4,799	$879

EXPENSES:
Mortality and expense risk		1,262		1,885		639	371	4,218	3,543

NET INVESTMENT INCOME (LOSS)		(1,262)		(1,885)		(639)	(270)	581	(2,664)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		17,975		18,748		(508)	14	19,085	51,636
Realized gain distributions		32,488							31,856

Net realized gain (loss) on investments		50,463		18,748		(508)	14	19,085	83,492

Change in net unrealized appreciation (depreciation)
on investments		(37,831)		(4,665)		(12,807)	840	37,168	16,396

Net realized and unrealized gain (loss) on investments		12,632		14,083		(13,315)	854	56,253	99,888

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$11,370		$12,198		$(13,954)	$584	$56,834	$97,224

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		PUTNAM VT INVESTORS FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND
		(1)
INVESTMENT INCOME:
Dividends	$		$		$10,186	$626	$166,552	$27,405

EXPENSES:
Mortality and expense risk		103		1,848	6,199	49,670	89,728	2,132

NET INVESTMENT INCOME (LOSS)		(103)		(1,848)	3,987	(49,044)	76,824	25,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		2		46,371	8,786		451,742	307
Realized gain distributions				22,670	25,927

Net realized gain (loss) on investments		2		69,041	34,713		451,742	307

Change in net unrealized appreciation (depreciation)
on investments		1,495		(65,782)	(3,260)		767,451	(26,634)

Net realized and unrealized gain (loss) on investments		1,497		3,259	31,453		1,219,193	(26,327)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$1,394		$1,411	$35,440	$(49,044)	$1,296,017	$(1,054)

(1) For the period July 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO
				(1)		(2)
INVESTMENT INCOME:
Dividends	$2,363	$176	$		$9,732	$4,225	$4,234

EXPENSES:
Mortality and expense risk	1,801	420		197	3,876	663	1,161

NET INVESTMENT INCOME (LOSS)	562	(244)		(197)	5,856	3,562	3,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	48,515	4,290		324	5,028	(157)	19,520
Realized gain distributions	16,487	5,640		5,562

Net realized gain (loss) on investments	65,002	9,930		5,886	5,028	(157)	19,520

Change in net unrealized appreciation (depreciation)
on investments	(44,126)	(7,915)		3,760	(77,757)	(7,357)	(16,100)

Net realized and unrealized gain (loss) on investments	20,876	2,015		9,646	(72,729)	(7,514)	3,420

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,438	$1,771		$9,449	$(66,873)	$(3,952)	$6,493

(1) For the period July 1, 2014 to December 31, 2014
(2) For the period June 2, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
								(1)		(1)
INVESTMENT INCOME:
Dividends	$		$13,503	$		$34,357	$		$

EXPENSES:
Mortality and expense risk		1,191	8,507		2,765	4,632		24		24

NET INVESTMENT INCOME (LOSS)		(1,191)	4,996		(2,765)	29,725		(24)		(24)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		7,846	109,973		(377)	(49,969)		1		1
Realized gain distributions		20,411				54,909

Net realized gain (loss) on investments		28,257	109,973		(377)	4,940		1		1

Change in net unrealized appreciation (depreciation)
on investments		(10,326)	133,012		(86,111)	(16,836)		774		1,169

Net realized and unrealized gain (loss) on investments		17,931	242,985		(86,488)	(11,896)		775		1,170

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$16,740	$247,981		$(89,253)	$17,829		$751		$1,146

(1) For the period October 29, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
				(1)
INVESTMENT INCOME:
Dividends	$		$		$77	$785

EXPENSES:
Mortality and expense risk		302		42	1,109	1,810

NET INVESTMENT INCOME (LOSS)		(302)		(42)	(1,032)	(1,025)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		4,604		1	24,355	(4,625)
Realized gain distributions		5,387

Net realized gain (loss) on investments		9,991		1	24,355	(4,625)

Change in net unrealized appreciation (depreciation)
on investments		(11,335)		344	(11,490)	13,485

Net realized and unrealized gain (loss) on investments		(1,344)		345	12,865	8,860

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$(1,646)		$303	$11,833	$7,835

(1) For the period August 13, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,554)	$(689)	$(2,351)	$(1,174)	$264	$206
Net realized gain (loss) on investments	252,962	9,178	27,300	9,584	249	185
Change in net unrealized appreciation (depreciation)
on investments	(131,428)	311,525	(4,942)	64,326	3,781	12,201

Increase (decrease) in net assets resulting
from operations	113,980	320,014	20,007	72,736	4,294	12,592

CONTRACT TRANSACTIONS:
Purchase payments received	2,379		2,379
Transfers for contract benefits and terminations	(43,234)	(10,975)	(753)	(4,373)		(1)
Net transfers	(6,430)	(245,006)	11,045	(9,877)
Contract maintenance charges	(95)		(16)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(47,380)	(255,981)	12,655	(14,250)		(1)

Total increase (decrease) in net assets	66,600	64,033	32,662	58,486	4,294	12,591

NET ASSETS:
Beginning of period	1,185,735	1,121,702	273,692	215,206	49,834	37,243

End of period	$1,252,335	$1,185,735	$306,354	$273,692	$54,128	$49,834

CHANGES IN UNITS OUTSTANDING:
Units issued	11,077	2,651	3,148	267
Units redeemed	(8,909)	(13,643)	(2,210)	(1,504)

Net increase (decrease)	2,168	(10,992)	938	(1,237)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(586)	$(325)	$(3,258)	$(103)	$4,073	$9,192
Net realized gain (loss) on investments	1,504	71	36,933	102,697	4,352	24,920
Change in net unrealized appreciation (depreciation)
on investments	7,279	16,716	(39,872)	(35,273)	(19,096)	5,320

Increase (decrease) in net assets resulting
from operations	8,197	16,462	(6,197)	67,321	(10,671)	39,432

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(3)	(31,227)	(213,100)	(104)	(65,322)
Net transfers			(68,174)	(148,876)	(14,823)	(31,740)
Contract maintenance charges			(31)	(7)	(6)
Adjustments to net assets allocated to contracts
in payout phase			2,229	1,118

Increase (decrease) in net assets resulting from
contract transactions		(3)	(97,203)	(360,865)	(14,933)	(97,062)

Total increase (decrease) in net assets	8,197	16,459	(103,400)	(293,544)	(25,604)	(57,630)

NET ASSETS:
Beginning of period	66,524	50,065	432,958	726,502	162,435	220,065

End of period	$74,721	$66,524	$329,558	$432,958	$136,831	$162,435

CHANGES IN UNITS OUTSTANDING:
Units issued			916	2,421
Units redeemed			(7,392)	(33,669)	(1,815)	(13,299)

Net increase (decrease)			(6,476)	(31,248)	(1,815)	(13,299)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,962	$2,839	$(450)	$(701)	$4,760	$4,105
Net realized gain (loss) on investments	73,653	48,189	61,186	51,075	62,931	65,297
Change in net unrealized appreciation (depreciation)
on investments	(1,616)	(47,525)	(37,492)	36,148	(12,955)	13,879

Increase (decrease) in net assets resulting
from operations	78,999	3,503	23,244	86,522	54,736	83,281

CONTRACT TRANSACTIONS:
Purchase payments received	13,992	9,960			120	320
Transfers for contract benefits and terminations	(3,217)	(4,722)	(20,447)	(97,063)	(6,901)	(19,005)
Net transfers	(76,154)	118,733	(64,410)	136,812	99,377	(10,957)
Contract maintenance charges			(30)		(9)	(3)
Adjustments to net assets allocated to contracts
in payout phase					1,060	(1,439)

Increase (decrease) in net assets resulting from
contract transactions	(65,379)	123,971	(84,887)	39,749	93,647	(31,084)

Total increase (decrease) in net assets	13,620	127,474	(61,643)	126,271	148,383	52,197

NET ASSETS:
Beginning of period	361,196	233,722	331,977	205,706	587,542	535,345

End of period	$374,816	$361,196	$270,334	$331,977	$735,925	$587,542

CHANGES IN UNITS OUTSTANDING:
Units issued	2,441	15,618	1,487	9,714	8,455	11,443
Units redeemed	(7,159)	(6,201)	(6,284)	(6,999)	(3,293)	(11,751)

Net increase (decrease)	(4,718)	9,417	(4,797)	2,715	5,162	(308)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$864	$830	$1,846	$2,113	$644	$1,117
Net realized gain (loss) on investments	2,731	138	15,716	231	102,585	15,665
Change in net unrealized appreciation (depreciation)
on investments	3,053	14,566	(32,262)	48,484	(65,724)	62,009

Increase (decrease) in net assets resulting
from operations	6,648	15,534	(14,700)	50,828	37,505	78,791

CONTRACT TRANSACTIONS:
Purchase payments received					4,230	1,178
Transfers for contract benefits and terminations	(1,824)	(1)	(28,934)	(700)	(1,958)	(39,827)
Net transfers	5,894		(84,619)	(5,000)	(151,242)	104,982
Contract maintenance charges			(28)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	4,070	(1)	(113,581)	(5,700)	(148,970)	66,333

Total increase (decrease) in net assets	10,718	15,533	(128,281)	45,128	(111,465)	145,124

NET ASSETS:
Beginning of period	59,988	44,455	287,521	242,393	363,497	218,373

End of period	$70,706	$59,988	$159,240	$287,521	$252,032	$363,497

CHANGES IN UNITS OUTSTANDING:
Units issued	835		1,346		8,030	5,812
Units redeemed	(331)		(6,055)	(309)	(13,257)	(2,187)

Net increase (decrease)	504		(4,709)	(309)	(5,227)	3,625

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,820	$11,699	$1,880	$(455)	$(200)
Net realized gain (loss) on investments	81,784	182,554	6,704	8,041	630
Change in net unrealized appreciation (depreciation)
on investments	93,305	184,855	(9,645)	(2,558)	11,842

Increase (decrease) in net assets resulting
from operations	186,909	379,108	(1,061)	5,028	12,272

CONTRACT TRANSACTIONS:
Purchase payments received	4,789	1,365
Transfers for contract benefits and terminations	(30,991)	(168,533)	(1,477)		(10)
Net transfers	181,591	(104,758)	102,395	37,550	30,654
Contract maintenance charges	(37)	(3)		(2)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	155,352	(271,929)	100,918	37,548	30,644

Total increase (decrease) in net assets	342,261	107,179	99,857	42,576	42,916

NET ASSETS:
Beginning of period	1,425,298	1,318,119		63,746	20,830

End of period	$1,767,559	$1,425,298	$99,857	$106,322	$63,746

CHANGES IN UNITS OUTSTANDING:
Units issued	17,641	12,964	10,084	5,295	2,457
Units redeemed	(9,466)	(30,291)	(149)	(951)	(814)

Net increase (decrease)	8,175	(17,327)	9,935	4,344	1,643

(1) For the period August 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,791)	$(651)	$(26)	$(64)	$(1)
Net realized gain (loss) on investments	56,499	1,110	1,261	10,908
Change in net unrealized appreciation (depreciation)
on investments	24,798	18,643	(1,115)	6,941	26

Increase (decrease) in net assets resulting
from operations	78,506	19,102	120	17,785	25

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(101)	(5,673)		(1,130)
Net transfers	101,197	128,958	147	(89,475)	3,392
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	101,096	123,285	147	(90,605)	3,392

Total increase (decrease) in net assets	179,602	142,387	267	(72,820)	3,417

NET ASSETS:
Beginning of period	167,637	25,250	11,212	84,032

End of period	$347,239	$167,637	$11,479	$11,212	$3,417

CHANGES IN UNITS OUTSTANDING:
Units issued	20,477	11,682	418	514	366
Units redeemed	(11,297)	(546)	(418)	(5,158)

Net increase (decrease)	9,180	11,136		(4,644)	366

(1) For the period December 19, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,033)	$(789)	$(1,829)	$(2,809)	$(970)	$3,245
Net realized gain (loss) on investments	130,203	25,369	70,979	31,493	126,772	18,140
Change in net unrealized appreciation (depreciation)
on investments	(101,850)	97,188	(77,984)	102,490	(47,553)	170,068

Increase (decrease) in net assets resulting
from operations	27,320	121,768	(8,834)	131,174	78,249	191,453

CONTRACT TRANSACTIONS:
Purchase payments received	1,740	1,740	15,158	10,790	15,218	10,850
Transfers for contract benefits and terminations	(13,003)	(11,811)	(408)	(11,951)	(125,683)	(79,158)
Net transfers	(115,904)	129,150	(218,076)	(266,460)	69,844	(2,073)
Contract maintenance charges	(8)	(3)	(1)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(127,175)	119,076	(203,327)	(267,621)	(40,621)	(70,381)

Total increase (decrease) in net assets	(99,855)	240,844	(212,161)	(136,447)	37,628	121,072

NET ASSETS:
Beginning of period	564,003	323,159	401,643	538,090	722,543	601,471

End of period	$464,148	$564,003	$189,482	$401,643	$760,171	$722,543

CHANGES IN UNITS OUTSTANDING:
Units issued	2,232	7,000	2,248	4,774	9,409	2,132
Units redeemed	(7,308)	(894)	(12,711)	(21,701)	(11,881)	(7,739)

Net increase (decrease)	(5,076)	6,106	(10,463)	(16,927)	(2,472)	(5,607)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DEUTSCHE CORE EQUITY VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL CAP INDEX VIP
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$322	$1,937	$2,582	$4,021	$(204)	$4,067
Net realized gain (loss) on investments	15,198	43,739	9,374	21,648	74,871	96,733
Change in net unrealized appreciation (depreciation)
on investments	(5,307)	27,547	21,258	54,311	(32,764)	58,408

Increase (decrease) in net assets resulting
from operations	10,213	73,223	33,214	79,980	41,903	159,208

CONTRACT TRANSACTIONS:
Purchase payments received					600	551
Transfers for contract benefits and terminations	(1,818)	(3,780)	(1,172)	(1,749)	(18,737)	(20,608)
Net transfers	(124,222)	(52,369)	98,840	(38,165)	405,321	(73,561)
Contract maintenance charges	(3)	(3)	(6)		(2)	(2)
Adjustments to net assets allocated to contracts
in payout phase	1,137	(743)

Increase (decrease) in net assets resulting from
contract transactions	(124,906)	(56,895)	97,662	(39,914)	387,182	(93,620)

Total increase (decrease) in net assets	(114,693)	16,328	130,876	40,066	429,085	65,588

NET ASSETS:
Beginning of period	266,590	250,262	323,613	283,547	511,711	446,123

End of period	$151,897	$266,590	$454,489	$323,613	$940,796	$511,711

CHANGES IN UNITS OUTSTANDING:
Units issued	1,312	17,554	8,543	3,180	26,447	4,160
Units redeemed	(10,369)	(22,526)	(1,364)	(5,933)	(3,548)	(8,247)

Net increase (decrease)	(9,057)	(4,972)	7,179	(2,753)	22,899	(4,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP VALUE VIP		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(53)	$1,550	$80	$272	$6,373	$12,178
Net realized gain (loss) on investments	20,585	45,491	2,327	274	189,000	192,509
Change in net unrealized appreciation (depreciation)
on investments	(9,330)	45,019	4,337	15,298	(157,448)	6,992

Increase (decrease) in net assets resulting
from operations	11,202	92,060	6,744	15,844	37,925	211,679

CONTRACT TRANSACTIONS:
Purchase payments received					13,992	9,960
Transfers for contract benefits and terminations	(309)	(87,835)	(2,552)	(1)	(50,964)	(119,159)
Net transfers	(31,364)	(19,369)			(508,616)	(359,967)
Contract maintenance charges	(6)				(17)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(31,679)	(107,204)	(2,552)	(1)	(545,605)	(469,166)

Total increase (decrease) in net assets	(20,477)	(15,144)	4,192	15,843	(507,680)	(257,487)

NET ASSETS:
Beginning of period	288,214	303,358	62,646	46,803	1,068,124	1,325,611

End of period	$267,737	$288,214	$66,838	$62,646	$560,444	$1,068,124

CHANGES IN UNITS OUTSTANDING:
Units issued	438	339			7,400	4,433
Units redeemed	(2,514)	(7,991)	(105)		(42,698)	(38,033)

Net increase (decrease)	(2,076)	(7,652)	(105)		(35,298)	(33,600)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(39)	$25	$26,510	$28,907	$1,184	$273
Net realized gain (loss) on investments	151	1,345	(1,613)	(8,473)	(37,187)	2,517
Change in net unrealized appreciation (depreciation)
on investments	5,609	16,428	53,506	(55,871)	34,304	28,442

Increase (decrease) in net assets resulting
from operations	5,721	17,798	78,403	(35,437)	(1,699)	31,232

CONTRACT TRANSACTIONS:
Purchase payments received				1,010
Transfers for contract benefits and terminations			(40,629)	(184,061)	(29,045)	(611)
Net transfers	(1)	(5,999)	1,662,795	403,433	(101,614)
Contract maintenance charges	(1)		(28)	(1)	(9)
Adjustments to net assets allocated to contracts
in payout phase			845	(836)

Increase (decrease) in net assets resulting from
contract transactions	(2)	(5,999)	1,622,983	219,545	(130,668)	(611)

Total increase (decrease) in net assets	5,719	11,799	1,701,386	184,108	(132,367)	30,621

NET ASSETS:
Beginning of period	62,570	50,771	1,511,018	1,326,910	232,596	201,975

End of period	$68,289	$62,570	$3,212,404	$1,511,018	$100,229	$232,596

CHANGES IN UNITS OUTSTANDING:
Units issued			95,753	28,177
Units redeemed		(392)	(5,853)	(23,981)	(8,060)	(38)

Net increase (decrease)		(392)	89,900	4,196	(8,060)	(38)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND		GREAT-WEST SECURE-FOUNDATION BALANCED FUND
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$611	$1,461	$(830)	$1,087	$18,512
Net realized gain (loss) on investments	10,647	1,675	38,451	21,118	33,639
Change in net unrealized appreciation (depreciation)
on investments	(11,742)	9,755	(39,890)	47,138	(7,334)

Increase (decrease) in net assets resulting
from operations	(484)	12,891	(2,269)	69,343	44,817

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(9,315)	(21,235)	(8,749)	(3,579)
Net transfers	(41,400)		81,403	31,585	2,008,085
Contract maintenance charges	(1)		(6)	(2)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(41,401)	(9,315)	60,162	22,834	2,004,506

Total increase (decrease) in net assets	(41,885)	3,576	57,893	92,177	2,049,323

NET ASSETS:
Beginning of period	68,723	65,147	276,204	184,027

End of period	$26,838	$68,723	$334,097	$276,204	$2,049,323

CHANGES IN UNITS OUTSTANDING:
Units issued			5,540	3,940	200,579
Units redeemed	(2,085)	(485)	(1,907)	(2,229)	(353)

Net increase (decrease)	(2,085)	(485)	3,633	1,711	200,226

(1) For the period August 22, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,212	$4,453	$18	$743	$6,915	$4,866
Net realized gain (loss) on investments	65,786	1,730	1,243	18,754	160,724	108,792
Change in net unrealized appreciation (depreciation)
on investments	(24,470)	123,996	7,309	16,058	(96,470)	126,372

Increase (decrease) in net assets resulting
from operations	44,528	130,179	8,570	35,555	71,169	240,030

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(38,171)	(1,892)	(441)	(12,102)	(37,719)	(25,107)
Net transfers	(47,570)	199,424		(36,299)	(145,286)	(119,511)
Contract maintenance charges			(19)		(17)	(4)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(85,741)	197,532	(460)	(48,401)	(183,022)	(144,622)

Total increase (decrease) in net assets	(41,213)	327,711	8,110	(12,846)	(111,853)	95,408

NET ASSETS:
Beginning of period	618,081	290,370	118,553	131,399	864,890	769,482

End of period	$576,868	$618,081	$126,663	$118,553	$753,037	$864,890

CHANGES IN UNITS OUTSTANDING:
Units issued	4,518	14,551			709	18,143
Units redeemed	(9,400)	(715)	(17)	(1,993)	(11,926)	(23,719)

Net increase (decrease)	(4,882)	13,836	(17)	(1,993)	(11,217)	(5,576)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,160	$3,350	$5,505	$3,377	$(434)	$(21)
Net realized gain (loss) on investments	(26)	(361)	50,114	54,529	7,404	5,986
Change in net unrealized appreciation (depreciation)
on investments	(2,785)	1,831	(55,662)	54,424	(4,731)	7,619

Increase (decrease) in net assets resulting
from operations	349	4,820	(43)	112,330	2,239	13,584

CONTRACT TRANSACTIONS:
Purchase payments received			1,250
Transfers for contract benefits and terminations		(3,807)	(6,533)	(39,326)
Net transfers	59,994	(2,000)	78,187	(156,577)	5,391	912
Contract maintenance charges	(16)		(10)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	59,978	(5,807)	72,894	(195,903)	5,391	912

Total increase (decrease) in net assets	60,327	(987)	72,851	(83,573)	7,630	14,496

NET ASSETS:
Beginning of period	82,629	83,616	600,878	684,451	62,396	47,900

End of period	$142,956	$82,629	$673,729	$600,878	$70,026	$62,396

CHANGES IN UNITS OUTSTANDING:
Units issued	6,119		23,095	6,972	760	686
Units redeemed	(1)	(293)	(18,956)	(22,875)	(228)	(625)

Net increase (decrease)	6,118	(293)	4,139	(15,903)	532	61

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(538)	$(477)	$(1,918)	$(2,730)	$4,350	$9,614
Net realized gain (loss) on investments	10,693	1,567	64,325	28,704	12,945	59,533
Change in net unrealized appreciation (depreciation)
on investments	(9,116)	16,779	(42,428)	44,946	17,870	48,112

Increase (decrease) in net assets resulting
from operations	1,039	17,869	19,979	70,920	35,165	117,259

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(1,476)		(35,218)	(3,883)	(25)	(266,565)
Net transfers	(12,072)	12,424	(125,024)
Contract maintenance charges			(33)	(6)	(25)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(13,548)	12,424	(160,275)	(3,889)	(50)	(266,565)

Total increase (decrease) in net assets	(12,509)	30,293	(140,296)	67,031	35,115	(149,306)

NET ASSETS:
Beginning of period	78,958	48,665	363,062	296,031	463,398	612,704

End of period	$66,449	$78,958	$222,766	$363,062	$498,513	$463,398

CHANGES IN UNITS OUTSTANDING:
Units issued	183	964	228
Units redeemed	(755)	(428)	(43,653)	(1,143)	(2)	(12,190)

Net increase (decrease)	(572)	536	(43,425)	(1,143)	(2)	(12,190)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,395	$16,327	$11,526	$15,212	$68,173	$69,020
Net realized gain (loss) on investments	85,959	91,864	3,105	24,298	(10,601)	56,928
Change in net unrealized appreciation (depreciation)
on investments	61,190	136,116	3,778	(46,084)	50,665	(153,815)

Increase (decrease) in net assets resulting
from operations	163,544	244,307	18,409	(6,574)	108,237	(27,867)

CONTRACT TRANSACTIONS:
Purchase payments received	120	192,635			5,995	5,510
Transfers for contract benefits and terminations	(14,677)	(236,227)	(43,032)	(47,930)	(104,209)	(487,194)
Net transfers	308,719	404,544	4,534	(94,823)	767,379	530,206
Contract maintenance charges	(62)	(3)	(14)		(61)	(2)
Adjustments to net assets allocated to contracts
in payout phase					323	(861)

Increase (decrease) in net assets resulting from
contract transactions	294,100	360,949	(38,512)	(142,753)	669,427	47,659

Total increase (decrease) in net assets	457,644	605,256	(20,103)	(149,327)	777,664	19,792

NET ASSETS:
Beginning of period	1,780,771	1,175,515	469,167	618,494	2,694,741	2,674,949

End of period	$2,238,415	$1,780,771	$449,064	$469,167	$3,472,405	$2,694,741

CHANGES IN UNITS OUTSTANDING:
Units issued	33,521	45,342	451		64,592	60,341
Units redeemed	(13,597)	(19,791)	(1,991)	(6,803)	(19,544)	(57,803)

Net increase (decrease)	19,924	25,551	(1,540)	(6,803)	45,048	2,538

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$981	$1,653	$(5)	$(1,341)	$(144)
Net realized gain (loss) on investments	19,421	28,216		29,960	3,182
Change in net unrealized appreciation (depreciation)
on investments	10,043	78,591	54	3,507	58,701

Increase (decrease) in net assets resulting
from operations	30,445	108,460	49	32,126	61,739

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(10,875)	(3,080)		(415)	(7,575)
Net transfers	(26,575)	(62,654)	2,500	(19,069)
Contract maintenance charges	(80)	(25)		(94)
Adjustments to net assets allocated to contracts
in payout phase	666	(563)

Increase (decrease) in net assets resulting from
contract transactions	(36,864)	(66,322)	2,500	(19,578)	(7,575)

Total increase (decrease) in net assets	(6,419)	42,138	2,549	12,548	54,164

NET ASSETS:
Beginning of period	440,617	398,479		270,978	216,814

End of period	$434,198	$440,617	$2,549	$283,526	$270,978

CHANGES IN UNITS OUTSTANDING:
Units issued	2,401	(1,075)	229
Units redeemed	(3,994)	(3,272)		(782)	(402)

Net increase (decrease)	(1,593)	(4,347)	229	(782)	(402)

(1) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,509	$4,391	$14,287	$6,248	$7,955	$2,313
Net realized gain (loss) on investments	(342)	(53,702)	15,723	(18,876)	463	21,359
Change in net unrealized appreciation (depreciation)
on investments	(31,632)	79,685	(68,407)	50,310	(62,615)	(52,828)

Increase (decrease) in net assets resulting
from operations	(21,465)	30,374	(38,397)	37,682	(54,197)	(29,156)

CONTRACT TRANSACTIONS:
Purchase payments received			300	276	3,476	1,179
Transfers for contract benefits and terminations	(44,086)	(130,906)		(33,661)	(41,030)	(99,305)
Net transfers	(4,150)	(17,981)	10,063	(77,074)	278,365	(315,713)
Contract maintenance charges	(58)	(9)	(23)		(10)	(2)
Adjustments to net assets allocated to contracts
in payout phase	1,081	(678)

Increase (decrease) in net assets resulting from
contract transactions	(47,213)	(149,574)	10,340	(110,459)	240,801	(413,841)

Total increase (decrease) in net assets	(68,678)	(119,200)	(28,057)	(72,777)	186,604	(442,997)

NET ASSETS:
Beginning of period	224,421	343,621	293,505	366,282	638,265	1,081,262

End of period	$155,743	$224,421	$265,448	$293,505	$824,869	$638,265

CHANGES IN UNITS OUTSTANDING:
Units issued	147	170	2,754	576	22,549	8,325
Units redeemed	(1,759)	(5,933)	(1,709)	(12,060)	(7,817)	(32,816)

Net increase (decrease)	(1,612)	(5,763)	1,045	(11,484)	14,732	(24,491)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE PORTFOLIO		MFS UTILITIES SERIES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,036)	$(6,494)	$8,029	$2,928	$4,533	$2,959
Net realized gain (loss) on investments	409,946	347,442	66,218	50,183	19,157	40,280
Change in net unrealized appreciation (depreciation)
on investments	(356,193)	251,423	(67,637)	103,240	12,806	11,015

Increase (decrease) in net assets resulting
from operations	40,717	592,371	6,610	156,351	36,496	54,254

CONTRACT TRANSACTIONS:
Purchase payments received	3,479	550	4,228	550	1,699	300
Transfers for contract benefits and terminations	(90,782)	(131,045)	(33,978)	(147,636)	(2,455)	(1,345)
Net transfers	(531,550)	18,240	114,107	84,708	19,798	(81,424)
Contract maintenance charges	(40)		(30)	(17)	(15)	(4)
Adjustments to net assets allocated to contracts
in payout phase	593	(106)	1,255	1,747

Increase (decrease) in net assets resulting from
contract transactions	(618,300)	(112,361)	85,582	(60,648)	19,027	(82,473)

Total increase (decrease) in net assets	(577,583)	480,010	92,192	95,703	55,523	(28,219)

NET ASSETS:
Beginning of period	2,041,487	1,561,477	707,923	612,220	321,721	349,940

End of period	$1,463,904	$2,041,487	$800,115	$707,923	$377,244	$321,721

CHANGES IN UNITS OUTSTANDING:
Units issued	4,756	16,638	14,851	6,718	3,538	7,011
Units redeemed	(22,911)	(24,160)	(10,131)	(9,988)	(2,318)	(14,278)

Net increase (decrease)	(18,155)	(7,522)	4,720	(3,270)	1,220	(7,267)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25)	$(9)	$1,491	$284	$2,589	$5,753
Net realized gain (loss) on investments	477	(1,463)	71,628	100,862	161,513	89,607
Change in net unrealized appreciation (depreciation)
on investments	1,697	6,877	(21,582)	11,040	(151,454)	162,703

Increase (decrease) in net assets resulting
from operations	2,149	5,405	51,537	112,186	12,648	258,063

CONTRACT TRANSACTIONS:
Purchase payments received					3,479	1,376
Transfers for contract benefits and terminations		(2,750)	(3,983)	(6,370)	(95,353)	(27,724)
Net transfers	(1)	(3,698)	257,669	(8,806)	(57,108)	(167,087)
Contract maintenance charges	(4)		(7)	(13)	(25)	(5)
Adjustments to net assets allocated to contracts
in payout phase					282	(110)

Increase (decrease) in net assets resulting from
contract transactions	(5)	(6,448)	253,679	(15,189)	(148,725)	(193,550)

Total increase (decrease) in net assets	2,144	(1,043)	305,216	96,997	(136,077)	64,513

NET ASSETS:
Beginning of period	17,053	18,096	445,969	348,972	1,155,854	1,091,341

End of period	$19,197	$17,053	$751,185	$445,969	$1,019,777	$1,155,854

CHANGES IN UNITS OUTSTANDING:
Units issued			18,564	7,760	8,374	1,530
Units redeemed		(515)	(3,940)	(7,969)	(9,884)	(10,535)

Net increase (decrease)		(515)	14,624	(209)	(1,510)	(9,005)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA			PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
	2014	2014	2013		2014
	(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65)	$2,128	$875	$
Net realized gain (loss) on investments	2	34,484	5,199		(1)
Change in net unrealized appreciation (depreciation)
on investments	2,136	(61,473)	23,571		(1,483)

Increase (decrease) in net assets resulting
from operations	2,073	(24,861)	29,645		(1,484)

CONTRACT TRANSACTIONS:
Purchase payments received	2,380	3,579	600
Transfers for contract benefits and terminations
Net transfers	34,308	90,924	91,280		7,499
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	36,688	94,503	91,880		7,499

Total increase (decrease) in net assets	38,761	69,642	121,525		6,015

NET ASSETS:
Beginning of period		201,405	79,880

End of period	$38,761	$271,047	$201,405		$6,015

CHANGES IN UNITS OUTSTANDING:
Units issued	3,530	12,985	8,789		813
Units redeemed		(5,924)	(1,010)

Net increase (decrease)	3,530	7,061	7,779		813

(1) For the period August 13, 2014 to December 31, 2014
(2) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$85,337	$115,267	$12,501	$21,183	$53,474	$82,256
Net realized gain (loss) on investments	34,278	88,619	40,183	53,285	26,809	110,167
Change in net unrealized appreciation (depreciation)
on investments	(52,226)	(98,156)	(48,917)	(109,454)	75,975	(374,646)

Increase (decrease) in net assets resulting
from operations	67,389	105,730	3,767	(34,986)	156,258	(182,223)

CONTRACT TRANSACTIONS:
Purchase payments received	4,795	4,495
Transfers for contract benefits and terminations	(27,713)	(244,381)	(278,373)	(258,959)	(242,141)	(446,078)
Net transfers	(1,696,655)	(55,203)	(158,022)	936,409	(2,590,734)	(3,697)
Contract maintenance charges	(10)		(39)	(1)	(52)	(5)
Adjustments to net assets allocated to contracts
in payout phase	2,443	(439)			965	(947)

Increase (decrease) in net assets resulting from
contract transactions	(1,717,140)	(295,528)	(436,434)	677,449	(2,831,962)	(450,727)

Total increase (decrease) in net assets	(1,649,751)	(189,798)	(432,667)	642,463	(2,675,704)	(632,950)

NET ASSETS:
Beginning of period	2,545,501	2,735,299	3,889,525	3,247,062	5,665,059	6,298,009

End of period	$895,750	$2,545,501	$3,456,858	$3,889,525	$2,989,355	$5,665,059

CHANGES IN UNITS OUTSTANDING:
Units issued	10,562	91,765	45,831	99,261	20,720	95,558
Units redeemed	(99,408)	(110,426)	(78,617)	(47,153)	(205,457)	(128,325)

Net increase (decrease)	(88,846)	(18,661)	(32,786)	52,108	(184,737)	(32,767)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(31)	$4	$696	$998	$(264)	$(124)
Net realized gain (loss) on investments	22	(6)	30,914	15,057	19,977	1,728
Change in net unrealized appreciation (depreciation)
on investments	(656)	(151)	(11,767)	41,638	(3,274)	26,652

Increase (decrease) in net assets resulting
from operations	(665)	(153)	19,843	57,693	16,439	28,256

CONTRACT TRANSACTIONS:
Purchase payments received			2,439	660
Transfers for contract benefits and terminations			(18,903)	(2,708)	(5,089)	(515)
Net transfers			(39,969)	(10,684)	5,627	1,778
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions			(56,433)	(12,732)	538	1,263

Total increase (decrease) in net assets	(665)	(153)	(36,590)	44,961	16,977	29,519

NET ASSETS:
Beginning of period	4,913	5,066	225,822	180,861	119,657	90,138

End of period	$4,248	$4,913	$189,232	$225,822	$136,634	$119,657

CHANGES IN UNITS OUTSTANDING:
Units issued			1,117	674	517	424
Units redeemed			(4,881)	(1,668)	(496)	(335)

Net increase (decrease)			(3,764)	(994)	21	89

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,262)	$(1,296)	$(1,885)	$(1,713)	$(639)	$(678)
Net realized gain (loss) on investments	50,463	21,558	18,748	48,148	(508)	(7,703)
Change in net unrealized appreciation (depreciation)
on investments	(37,831)	34,960	(4,665)	15,566	(12,807)	14,580

Increase (decrease) in net assets resulting
from operations	11,370	55,222	12,198	62,001	(13,954)	6,199

CONTRACT TRANSACTIONS:
Purchase payments received	3,479	1,178
Transfers for contract benefits and terminations	(52,985)	(927)	(34,632)	(3,558)	(2,239)	(11,625)
Net transfers	(20,576)	(27,323)	125,073	(185,165)	(4,497)	(13,662)
Contract maintenance charges	(13)		(12)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(70,095)	(27,072)	90,429	(188,723)	(6,736)	(25,287)

Total increase (decrease) in net assets	(58,725)	28,150	102,627	(126,722)	(20,690)	(19,088)

NET ASSETS:
Beginning of period	173,751	145,601	157,115	283,837	75,186	94,274

End of period	$115,026	$173,751	$259,742	$157,115	$54,496	$75,186

CHANGES IN UNITS OUTSTANDING:
Units issued	903	3,014	7,922		198
Units redeemed	(4,028)	(3,851)	(2,603)	(13,242)	(633)	(1,789)

Net increase (decrease)	(3,125)	(837)	5,319	(13,242)	(435)	(1,789)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(270)	$17	$581	$1,092	$(2,664)	$38
Net realized gain (loss) on investments	14		19,085	8,225	83,492	569
Change in net unrealized appreciation (depreciation)
on investments	840	(46)	37,168	27,490	16,396	36,309

Increase (decrease) in net assets resulting
from operations	584	(29)	56,834	36,807	97,224	36,916

CONTRACT TRANSACTIONS:
Purchase payments received					15,158	10,790
Transfers for contract benefits and terminations			(75,631)	(10,547)	(40,210)	(10)
Net transfers	218,647	2	728,175	94,452	320,037	96,151
Contract maintenance charges			(4)		(8)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	218,647	2	652,540	83,905	294,977	106,931

Total increase (decrease) in net assets	219,231	(27)	709,374	120,712	392,201	143,847

NET ASSETS:
Beginning of period	2,508	2,535	199,387	78,675	210,048	66,201

End of period	$221,739	$2,508	$908,761	$199,387	$602,249	$210,048

CHANGES IN UNITS OUTSTANDING:
Units issued	19,797		44,350	8,192	31,582	22,400
Units redeemed	(231)		(5,348)	(2,457)	(12,142)	(14,407)

Net increase (decrease)	19,566		39,002	5,735	19,440	7,993

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(103)	$(1,848)	$86	$3,987	$6,440
Net realized gain (loss) on investments	2	69,041	69,637	34,713	7,376
Change in net unrealized appreciation (depreciation)
on investments	1,495	(65,782)	32,656	(3,260)	130,958

Increase (decrease) in net assets resulting
from operations	1,394	1,411	102,379	35,440	144,774

CONTRACT TRANSACTIONS:
Purchase payments received				60	60
Transfers for contract benefits and terminations			(4,383)	(60,780)	(19,938)
Net transfers	50,516	(135,524)	(161,137)	99,147	(48,784)
Contract maintenance charges				(31)
Adjustments to net assets allocated to contracts
in payout phase				(84,864)

Increase (decrease) in net assets resulting from
contract transactions	50,516	(135,524)	(165,520)	(46,468)	(68,662)

Total increase (decrease) in net assets	51,910	(134,113)	(63,141)	(11,028)	76,112

NET ASSETS:
Beginning of period		327,249	390,390	721,404	645,292

End of period	$51,910	$193,136	$327,249	$710,376	$721,404

CHANGES IN UNITS OUTSTANDING:
Units issued	4,743	942	155	3,285	571
Units redeemed		(7,141)	(8,872)	(3,260)	(3,299)

Net increase (decrease)	4,743	(6,199)	(8,717)	25	(2,728)

(1) For the period July 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(49,044)	$(61,232)	$76,824	$77,422	$25,273	$1,615
Net realized gain (loss) on investments			451,742	288,758	307	557
Change in net unrealized appreciation (depreciation)
on investments			767,451	2,107,943	(26,634)	(4,210)

Increase (decrease) in net assets resulting
from operations	(49,044)	(61,232)	1,296,017	2,474,123	(1,054)	(2,038)

CONTRACT TRANSACTIONS:
Purchase payments received	4,964,284	1,845,495	2,490	3,601
Transfers for contract benefits and terminations	(285,512)	(3,151,399)	(202,929)	(429,340)	(20,562)	(52,194)
Net transfers	(2,401,077)	(1,069,930)	107,731	611,016	827,376	(70,736)
Contract maintenance charges	(1,024)	(1,149)	(296)	(5)
Adjustments to net assets allocated to contracts
in payout phase	1,718	(4,581)	4,687	(1,122)

Increase (decrease) in net assets resulting from
contract transactions	2,278,389	(2,381,564)	(88,317)	184,150	806,814	(122,930)

Total increase (decrease) in net assets	2,229,345	(2,442,796)	1,207,700	2,658,273	805,760	(124,968)

NET ASSETS:
Beginning of period	5,258,608	7,701,404	10,459,026	7,800,753	88,265	213,233

End of period	$7,487,953	$5,258,608	$11,666,726	$10,459,026	$894,025	$88,265

CHANGES IN UNITS OUTSTANDING:
Units issued	829,490	643,232	79,648	93,119	68,101	1,689
Units redeemed	(636,471)	(834,912)	(60,615)	(67,436)	(1,598)	(11,453)

Net increase (decrease)	193,019	(191,680)	19,033	25,683	66,503	(9,764)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$562	$3,203	$(244)	$(404)	$(197)
Net realized gain (loss) on investments	65,002	57,443	9,930	18,390	5,886
Change in net unrealized appreciation (depreciation)
on investments	(44,126)	4,226	(7,915)	4,184	3,760

Increase (decrease) in net assets resulting
from operations	21,438	64,872	1,771	22,170	9,449

CONTRACT TRANSACTIONS:
Purchase payments received	14,992	9,960
Transfers for contract benefits and terminations	140			(13,909)
Net transfers	(243,616)	68,185	(59,150)	19,682	70,710
Contract maintenance charges	(4)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(228,488)	78,145	(59,150)	5,773	70,710

Total increase (decrease) in net assets	(207,050)	143,017	(57,379)	27,943	80,159

NET ASSETS:
Beginning of period	350,880	207,863	93,577	65,634

End of period	$143,830	$350,880	$36,198	$93,577	$80,159

CHANGES IN UNITS OUTSTANDING:
Units issued	5,126	11,160	1,454	920	6,568
Units redeemed	(15,141)	(7,566)	(3,981)	(669)	(191)

Net increase (decrease)	(10,015)	3,594	(2,527)	251	6,377

(1) For the period July 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,856	$3,074	$3,562	$3,073	$5,280
Net realized gain (loss) on investments	5,028	3,129	(157)	19,520	25,525
Change in net unrealized appreciation (depreciation)
on investments	(77,757)	32,157	(7,357)	(16,100)	3,362

Increase (decrease) in net assets resulting
from operations	(66,873)	38,360	(3,952)	6,493	34,167

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(23,505)	(2,880)		(18,119)	(4,328)
Net transfers	286,664	152,325	270,777	(36,951)	(88,843)
Contract maintenance charges				(13)
Adjustments to net assets allocated to contracts
in payout phase				1,282	(23)

Increase (decrease) in net assets resulting from
contract transactions	263,159	149,445	270,777	(53,801)	(93,194)

Total increase (decrease) in net assets	196,286	187,805	266,825	(47,308)	(59,027)

NET ASSETS:
Beginning of period	277,532	89,727		149,407	208,434

End of period	$473,818	$277,532	$266,825	$102,099	$149,407

CHANGES IN UNITS OUTSTANDING:
Units issued	23,236	14,760	26,958	212	230
Units redeemed	(4,310)	(2,488)	(281)	(5,060)	(9,325)

Net increase (decrease)	18,926	12,272	26,677	(4,848)	(9,095)

(1) For the period June 2, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,191)	$(450)	$4,996	$2,242	$(2,765)	$(644)
Net realized gain (loss) on investments	28,257	1,540	109,973	49,069	(377)	1,557
Change in net unrealized appreciation (depreciation)
on investments	(10,326)	18,663	133,012	(33,454)	(86,111)	30,992

Increase (decrease) in net assets resulting
from operations	16,740	19,753	247,981	17,857	(89,253)	31,905

CONTRACT TRANSACTIONS:
Purchase payments received	15,158	10,790	5,665	5,750
Transfers for contract benefits and terminations		(537)	(122,531)	(107,111)		(66,544)
Net transfers	50,580	6,920	(38,272)	(49,072)	54,723	107,862
Contract maintenance charges			(75)	(2)
Adjustments to net assets allocated to contracts
in payout phase			2,556	(2,957)

Increase (decrease) in net assets resulting from
contract transactions	65,738	17,173	(152,657)	(153,392)	54,723	41,318

Total increase (decrease) in net assets	82,478	36,926	95,324	(135,535)	(34,530)	73,223

NET ASSETS:
Beginning of period	86,929	50,003	990,818	1,126,353	377,882	304,659

End of period	$169,407	$86,929	$1,086,142	$990,818	$343,352	$377,882

CHANGES IN UNITS OUTSTANDING:
Units issued	4,143	926	3,629	1,519	3,452	7,188
Units redeemed	(1,245)	(29)	(7,644)	(5,488)	(288)	(4,420)

Net increase (decrease)	2,898	897	(4,015)	(3,969)	3,164	2,768

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2014	2013	2014	2014
			(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,725	$12,137	$(24)	$(24)
Net realized gain (loss) on investments	4,940	(2,527)	1	1
Change in net unrealized appreciation (depreciation)
on investments	(16,836)	(86,853)	774	1,169

Increase (decrease) in net assets resulting
from operations	17,829	(77,243)	751	1,146

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(66,306)	(86,804)
Net transfers	(155,726)	(46,947)	26,825	26,825
Contract maintenance charges	(12)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(222,044)	(133,751)	26,825	26,825

Total increase (decrease) in net assets	(204,215)	(210,994)	27,576	27,971

NET ASSETS:
Beginning of period	656,637	867,631

End of period	$452,422	$656,637	$27,576	$27,971

CHANGES IN UNITS OUTSTANDING:
Units issued	2,281	8,107	2,551	2,589
Units redeemed	(20,400)	(18,865)

Net increase (decrease)	(18,119)	(10,758)	2,551	2,589

(1) For the period October 29, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(302)	$(319)	$(42)	$(1,032)	$(831)
Net realized gain (loss) on investments	9,991	5,554	1	24,355	33,304
Change in net unrealized appreciation (depreciation)
on investments	(11,335)	9,726	344	(11,490)	1,093

Increase (decrease) in net assets resulting
from operations	(1,646)	14,961	303	11,833	33,566

CONTRACT TRANSACTIONS:
Purchase payments received	17,471	11,337		2,379
Transfers for contract benefits and terminations				(4,597)	(3,532)
Net transfers	(17,492)	(20,153)	15,570	(14,516)	(53,792)
Contract maintenance charges				(7)
Adjustments to net assets allocated to contracts
in payout phase				1,936	(421)

Increase (decrease) in net assets resulting from
contract transactions	(21)	(8,816)	15,570	(14,805)	(57,745)

Total increase (decrease) in net assets	(1,667)	6,145	15,873	(2,972)	(24,179)

NET ASSETS:
Beginning of period	49,801	43,656		111,977	136,156

End of period	$48,134	$49,801	$15,873	$109,005	$111,977

CHANGES IN UNITS OUTSTANDING:
Units issued	2,169	1,065	1,466	2,906	1,356
Units redeemed	(2,249)	(1,734)		(3,543)	(5,154)

Net increase (decrease)	(80)	(669)	1,466	(637)	(3,798)

(1) For the period August 13, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,025)	$(321)
Net realized gain (loss) on investments	(4,625)	(982)
Change in net unrealized appreciation (depreciation)
on investments	13,485	28,285

Increase (decrease) in net assets resulting
from operations	7,835	26,982

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(50,751)
Net transfers	(4,000)	(6,908)
Contract maintenance charges	(5)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(54,756)	(6,908)

Total increase (decrease) in net assets	(46,921)	20,074

NET ASSETS:
Beginning of period	216,872	196,798

End of period	$169,951	$216,872

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed	(2,918)	(389)

Net increase (decrease)	(2,918)	(389)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” (ASC Topic 946). It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.
Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

Investment Division	Purchases	Sales
Alger Large Cap Growth Portfolio	$392,120	$251,935
Alger Mid Cap Growth Portfolio	60,543	50,235
Alliancebernstein VPS Growth And Income Portfolio	698	434
Alliancebernstein VPS Growth Portfolio	1,333	585

Investment Division	Purchases	Sales
Alliancebernstein VPS International Growth Portfolio	$9,959	$112,661
Alliancebernstein VPS International Value Portfolio	5,301	16,163
Alliancebernstein VPS Real Estate Investment Portfolio	131,009	103,002
Alliancebernstein VPS Small/Mid Cap Value Portfolio	61,086	113,417
American Century Investments VP Balanced Fund	211,142	61,942
American Century Investments VP Income & Growth Fund	10,149	5,214
American Century Investments VP International Fund	17,034	128,784
American Century Investments VP Mid Cap Value Fund	198,843	322,504
American Century Investments VP Value Fund	351,400	184,188
Blackrock Global Allocation VI Fund	111,240	1,696
Columbia Variable Portfolio - Marsico 21St Century Fund	60,323	21,251
Columbia Variable Portfolio - Seligman Global Technology Fund	293,041	160,913
Columbia Variable Portfolio - Small Cap Value Fund	10,171	8,659
Delaware VIP Emerging Markets Series	3,392	1
Delaware VIP Small Cap Value Series	101,433	180,368
Delaware VIP Smid Cap Growth Series	74,176	249,718
Deutsche Capital Growth VIP	191,141	187,528
Deutsche Core Equity VIP	18,373	144,107
Deutsche Large Cap Value VIP	126,334	26,074
Deutsche Small Cap Index VIP	515,104	94,983
Deutsche Small Mid Cap Value VIP	10,239	40,698
Dreyfus IP Midcap Stock Portfolio	950	3,087
Dreyfus VIF Appreciation Portfolio	154,847	675,186
Dreyfus VIF Growth And Income Portfolio	511	551
Federated Fund For Us Government Securities II	1,778,545	129,702
Federated Managed Tail Risk Fund II	26,952	131,753
Federated Managed Volatility Fund II	2,699	41,664
Franklin Small Cap Value Securities Fund	114,246	33,508
Great-West Securefoundation Balanced Fund	2,063,583	6,650
Invesco V.I. Comstock Fund	81,417	163,951
Invesco V.I. Core Equity Fund	1,671	1,516
Invesco V.I. Growth & Income Fund	107,618	198,998
Invesco V.I. High Yield Fund	63,909	765
Invesco V.I. International Growth Fund	321,262	242,851
Invesco V.I. Mid Cap Core Equity Fund	16,808	4,671
Invesco V.I. Small Cap Equity Fund	9,657	18,415
Invesco V.I. Technology Fund	20,514	164,709
Janus Aspen Balanced Portfolio Institutional Shares	20,986	4,145
Janus Aspen Balanced Portfolio Service Shares	601,097	236,230
Janus Aspen Flexible Bond Portfolio Institutional Shares	19,934	46,923
Janus Aspen Flexible Bond Portfolio Service Shares	1,044,482	307,107

Investment Division	Purchases	Sales
Janus Aspen Global Research Portfolio	$27,233	$63,788
Janus Aspen Global Technology Portfolio	2,500	5
Janus Aspen Janus Portfolio	21,029	21,931
Janus Aspen Overseas Portfolio Institutional Shares	26,878	49,995
Janus Aspen Overseas Portfolio Service Shares	64,918	19,698
Lazard Retirement Emerging Markets Equity Portfolio	395,194	138,832
LVIP Baron Growth Opportunities Fund	107,505	728,544
MFS International Value Portfolio	309,027	216,658
MFS Utilities Series	71,864	34,490
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	590	156
NVIT Mid Cap Index Fund	385,690	91,273
Oppenheimer Global Fund/VA	156,085	256,846
Oppenheimer Main Street Small Cap Fund/VA	36,688	61
Oppenhiemer International Growth Fund/VA	183,435	79,828
Pimco VIT Commodity RealReturn Strategy Portfolio	7,514	14
Pimco VIT High Yield Portfolio	265,800	1,900,240
Pimco VIT Low Duration Portfolio	636,385	1,060,351
Pimco VIT Total Return Portfolio	403,563	3,183,323
Pioneer Emerging Markets VCT Portfolio	37	41
Pioneer Fund VCT Portfolio	30,151	73,290
Pioneer Mid Cap Value VCT Portfolio	25,198	8,286
Pioneer Select Mid Cap Growth VCT Portfolio	48,741	87,616
Prudential Series Fund Equity Portfolio	136,087	47,531
Prudential Series Fund Natural Resources Portfolio	3,206	10,584
Putnam VT American Government Income Fund	221,346	2,945
Putnam VT Equity Income Fund	736,396	83,198
Putnam VT Global Health Care Fund	526,040	201,824
Putnam VT Investors Fund	50,516	98
Royce Capital Fund - Small-Cap Portfolio	43,583	158,298
Schwab Markettrack Growth Portfolio II	154,054	85,736
Schwab Money Market Portfolio	8,747,196	6,519,316
Schwab S&P 500 Index Portfolio	1,494,706	1,510,767
Sentinel Variable Products Bond Fund	854,892	22,719
Sentinel Variable Products Common Stock Fund	138,133	349,594
Sentinel Variable Products Small Company Fund	40,143	93,903
T. Rowe Price Health Sciences Portfolio	78,613	2,531
Templeton Foreign VIP Fund	330,592	61,556
Templeton Global Bond VIP Fund	277,868	3,505
Third Avenue Value Portfolio	4,234	56,249
Touchstone VST Mid Cap Growth Fund	112,922	27,954
Universal Institutional Funds U.S. Real Estate Portfolio	163,595	313,800

Investment Division	Purchases	Sales
Van Eck VIP Global Hard Assets Fund	$58,988	$7,033
Van Eck VIP Unconstrained Emerging Markets Bond Fund	118,039	255,472
Vanguard VIF Mid-Cap Index Portfolio	26,826	22
Vanguard VIF Small Company Growth Portfolio	26,826	22
Wells Fargo Advantage VT Discovery Fund	44,683	39,619
Wells Fargo Advantage VT Omega Growth Fund	15,570	40
Wells Fargo Advantage VT Opportunity Fund	44,191	61,964
Wells Fargo Advantage VT Small Cap Value Fund	785	56,571

3.	EXPENSE AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfer Fees
The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Acount. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee
The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements.  All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER LARGE CAP GROWTH PORTFOLIO
2,014	48	$29.25	to	$15.33	$1,252	0.17%	0.65%	to	0.85%	10.05%	to	10.29%
2,013	46	$26.58	to	$13.90	$1,186	0.78%	0.65%	to	0.85%	33.90%	to	34.17%
2,012	57	$19.85	to	$10.36	$1,121	1.15%	0.65%	to	0.85%	8.95%	to	9.17%
2,011	60	$18.22	to	$9.49	$1,085	0.99%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2,010	63	$18.44	to	$9.58	$1,137	0.73%	0.65%	to	0.85%	12.44%	to	12.57%
ALGER MID CAP GROWTH PORTFOLIO
2,014	16	$22.66	to	$13.04	$306	0.00%	0.65%	to	0.85%	7.09%	to	7.33%
2,013	15	$21.16	to	$12.15	$274	0.33%	0.65%	to	0.85%	34.69%	to	35.00%
2,012	17	$15.71	to	$9.00	$216	0.00%	0.65%	to	0.85%	15.26%	to	15.38%
2,011	22	$13.13	to	$13.13	$284	0.34%	0.85%	to	0.85%	(9.07)%	to	(9.07)%
2,010	29	$14.99	to	$8.56	$381	0.00%	0.65%	to	0.85%	18.36%	to	18.72%
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
2,014	3	$16.40	to	$16.40	$54	1.37%	0.85%	to	0.85%	8.61%	to	8.61%
2,013	3	$15.10	to	$15.10	$50	1.32%	0.85%	to	0.85%	33.87%	to	33.87%
2,012	3	$11.28	to	$11.28	$37	1.59%	0.85%	to	0.85%	16.53%	to	16.53%
2,011	3	$9.68	to	$9.68	$32	1.32%	0.85%	to	0.85%	5.33%	to	5.33%
2,010	3	$9.19	to	$9.19	$30	0.00%	0.85%	to	0.85%	12.19%	to	12.19%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2,014	5	$16.16	to	$15.96	$75	0.00%	0.85%	to	0.85%	12.38%	to	11.06%
2,013	5	$14.37	to	$14.37	$67	0.28%	0.85%	to	0.85%	32.93%	to	32.93%
2,012	4	$10.81	to	$10.81	$50	0.06%	0.85%	to	0.85%	12.72%	to	12.72%
2,011	4	$9.59	to	$9.59	$41	0.00%	0.85%	to	0.85%	0.42%	to	0.42%
2,010	5	$9.55	to	$9.55	$43	0.23%	0.85%	to	0.85%	14.08%	to	14.08%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2,014	22	$14.91	to	$8.67	$330	0.00%	0.65%	to	0.85%	(1.97)%	to	(1.81)%
2,013	29	$15.21	to	$8.83	$433	0.80%	0.65%	to	0.85%	12.58%	to	12.77%
2,012	60	$13.51	to	$7.83	$727	1.70%	0.65%	to	0.85%	14.59%	to	14.81%
2,011	59	$11.79	to	$6.82	$628	3.03%	0.65%	to	0.85%	(16.56)%	to	(16.32)%
2,010	74	$14.13	to	$8.15	$930	2.07%	0.65%	to	0.85%	11.94%	to	12.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2,014	19	$7.85	to	$6.92	$137	3.61%	0.65%	to	0.85%	(6.99)%	to	(6.86)%
2,013	20	$8.44	to	$7.43	$162	5.46%	0.65%	to	0.85%	21.97%	to	22.20%
2,012	34	$6.92	to	$6.08	$221	1.55%	0.65%	to	0.85%	13.63%	to	13.86%
2,011	37	$6.09	to	$5.34	$229	4.00%	0.65%	to	0.85%	(19.97)%	to	(19.82)%
2,010	41	$7.61	to	$6.66	$309	2.50%	0.65%	to	0.85%	3.71%	to	3.90%
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2,014	24	$15.67	to	$15.88	$375	2.66%	0.65%	to	0.85%	24.27%	to	24.55%
2,013	28	$12.61	to	$12.75	$361	1.53%	0.65%	to	0.85%	3.36%	to	3.49%
2,012	19	$12.20	to	$12.32	$234	1.12%	0.65%	to	0.85%	20.20%	to	20.43%
2,011	16	$10.15	to	$10.23	$162	1.35%	0.65%	to	0.85%	8.09%	to	8.37%
2,010	13	$9.39	to	$9.44	$120	1.05%	0.65%	to	0.85%	25.20%	to	25.53%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
2,014	14	$19.05	to	$17.83	$270	0.67%	0.65%	to	0.85%	8.24%	to	8.45%
2,013	19	$17.60	to	$16.44	$332	0.52%	0.65%	to	0.85%	36.86%	to	37.23%
2,012	17	$12.86	to	$11.98	$205	0.53%	0.65%	to	0.85%	17.77%	to	17.91%
2,011	22	$10.92	to	$10.16	$231	0.50%	0.65%	to	0.85%	(9.15)%	to	(8.96)%
2,010	24	$12.02	to	$11.16	$281	0.51%	0.65%	to	0.85%	25.81%	to	26.10%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2,014	40	$19.95	to	$15.12	$736	1.55%	0.65%	to	0.85%	8.90%	to	9.17%
2,013	35	$18.32	to	$13.85	$588	1.60%	0.65%	to	0.85%	16.47%	to	16.68%
2,012	35	$15.73	to	$11.87	$535	2.16%	0.65%	to	0.85%	10.85%	to	11.04%
2,011	33	$14.19	to	$10.69	$447	1.94%	0.65%	to	0.85%	4.42%	to	4.70%
2,010	36	$13.59	to	$10.21	$469	1.92%	0.65%	to	0.85%	10.69%	to	10.86%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2,014	5	$15.91	to	$10.69	$71	1.84%	0.65%	to	0.65%	11.81%	to	6.90%
2,013	4	$14.24	to	$14.24	$60	2.23%	0.65%	to	0.65%	34.88%	to	34.88%
2,012	4	$10.55	to	$10.55	$44	2.08%	0.65%	to	0.65%	14.05%	to	14.05%
2,011	4	$9.25	to	$9.25	$41	1.58%	0.65%	to	0.65%	2.44%	to	2.44%
2,010	4	$8.98	to	$9.03	$40	1.25%	0.65%	to	0.85%	13.10%	to	13.44%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2,014	9	$20.28	to	$9.41	$159	1.63%	0.65%	to	0.85%	(6.33)%	to	(5.90)%
2,013	13	$21.65	to	$21.65	$288	1.66%	0.85%	to	0.85%	21.42%	to	21.42%
2,012	14	$17.83	to	$17.83	$242	0.90%	0.85%	to	0.85%	20.07%	to	20.07%
2,011	16	$14.85	to	$14.85	$238	1.38%	0.85%	to	0.85%	(12.75)%	to	(12.75)%
2,010	18	$17.02	to	$17.02	$311	2.28%	0.85%	to	0.85%	12.33%	to	12.33%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2,014	11	$25.98	to	$10.92	$252	0.93%	0.65%	to	0.85%	15.26%	to	9.20%
2,013	16	$22.54	to	$22.75	$363	1.10%	0.65%	to	0.85%	28.80%	to	29.04%
2,012	13	$17.50	to	$17.63	$218	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
2,011	8	$15.19	to	$15.27	$116	1.31%	0.65%	to	0.85%	(1.68)%	to	(1.48)%
2,010	6	$15.45	to	$15.50	$79	2.12%	0.65%	to	0.85%	18.22%	to	18.23%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2,014	82	$23.88	to	$16.57	$1,768	1.56%	0.65%	to	0.85%	12.11%	to	12.34%
2,013	74	$21.30	to	$14.75	$1,425	1.65%	0.65%	to	0.85%	30.59%	to	30.88%
2,012	91	$16.31	to	$11.27	$1,318	1.94%	0.65%	to	0.85%	13.58%	to	13.84%
2,011	87	$14.36	to	$9.90	$1,110	2.05%	0.65%	to	0.85%	0.21%	to	0.41%
2,010	81	$14.33	to	$9.86	$1,063	2.22%	0.65%	to	0.85%	12.44%	to	12.69%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2,014	10		$10.04	to	$10.06	$100	2.18%	0.65%	to	0.85%	0.40%	to	0.60%
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2,014	7		$22.53	to	$22.79	$106	0.00%	0.65%	to	0.85%	7.90%	to	8.11%
2,013	3		$20.88	to	$21.08	$64	0.21%	0.65%	to	0.85%	40.80%	to	41.10%
2,012	1		$14.83	to	$14.83	$21	0.00%	0.85%	to	0.85%	10.18%	to	10.18%
2,011	1		$13.46	to	$13.46	$8	0.00%	0.85%	to	0.85%	(12.88)%	to	(12.88)%
2,010	1		$15.45	to	$15.45	$18	0.00%	0.85%	to	0.85%	15.76%	to	15.76%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2,014	23		$15.16	to	$15.28	$347	0.00%	0.65%	to	0.85%	24.06%	to	24.33%
2,013	14		$12.22	to	$12.29	$168	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2,012	3		$9.82	to	$9.82	$25	0.00%	0.85%	to	0.85%	6.05%	to	6.05%
2,011	3		$9.26	to	$9.27	$26	0.00%	0.65%	to	0.85%	(7.40)%	to	(7.30)%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2,014	1		$22.08	to	$22.33	$11	0.44%	0.65%	to	0.85%	2.17%	to	2.38%
2,013	1		$21.61	to	$21.81	$11	0.63%	0.65%	to	0.85%	32.90%	to	33.15%
2,012	5		$16.26	to	$16.38	$84	0.29%	0.65%	to	0.85%	10.31%	to	10.53%
2,011	5		$14.74	to	$14.82	$78	0.56%	0.65%	to	0.85%	(6.94)%	to	(6.73)%
2,010	11		$15.84	to	$15.89	$175	1.17%	0.65%	to	0.85%	25.43%	to	25.61%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2,014	0	*	$9.34	to	$9.34	$3	0.00%	0.65%	to	0.65%	(6.60)%	to	(6.60)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DELAWARE VIP SMALL CAP VALUE SERIES
2,014	18	$30.34	to	$10.26	$464	0.61%	0.65%	to	0.85%	4.95%	to	2.60%
2,013	23	$28.91	to	$17.35	$564	0.63%	0.65%	to	0.85%	32.37%	to	32.65%
2,012	17	$21.84	to	$13.08	$323	0.58%	0.65%	to	0.85%	12.98%	to	13.25%
2,011	16	$19.33	to	$11.55	$287	0.53%	0.65%	to	0.85%	(2.18)%	to	(2.04)%
2,010	15	$19.76	to	$11.79	$271	0.75%	0.65%	to	0.85%	31.17%	to	31.44%
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2,014	9	$20.94	to	$21.22	$189	0.08%	0.65%	to	0.85%	2.30%	to	2.51%
2,013	19	$20.47	to	$20.70	$402	0.02%	0.65%	to	0.85%	40.11%	to	40.43%
2,012	37	$14.85	to	$14.74	$538	0.26%	0.65%	to	0.85%	10.08%	to	10.25%
2,011	25	$13.49	to	$13.37	$340	1.07%	0.65%	to	0.85%	7.23%	to	7.48%
2,010	19	$12.58	to	$12.44	$240	0.00%	0.65%	to	0.85%	35.17%	to	35.36%
DEUTSCHE CAPITAL GROWTH VIP
2,014	45	$17.49	to	$16.17	$760	0.67%	0.65%	to	0.85%	12.04%	to	12.29%
2,013	47	$15.61	to	$14.40	$723	1.31%	0.65%	to	0.85%	33.53%	to	33.70%
2,012	52	$11.69	to	$10.77	$601	0.82%	0.65%	to	0.85%	15.06%	to	15.31%
2,011	71	$10.16	to	$9.34	$697	0.65%	0.65%	to	0.85%	(5.31)%	to	(5.08)%
2,010	54	$10.73	to	$9.84	$558	0.70%	0.65%	to	0.85%	15.74%	to	15.90%
DEUTSCHE CORE EQUITY VIP
2,014	8	$15.78	to	$16.68	$152	0.99%	0.65%	to	0.85%	10.89%	to	11.05%
2,013	17	$14.23	to	$15.02	$267	1.53%	0.65%	to	0.85%	36.17%	to	36.42%
2,012	22	$10.45	to	$11.01	$250	1.21%	0.65%	to	0.85%	14.84%	to	15.05%
2,011	13	$9.10	to	$9.57	$138	1.23%	0.65%	to	0.85%	(0.98)%	to	(1.14)%
2,010	13	$9.19	to	$9.68	$142	1.60%	0.65%	to	0.85%	13.43%	to	13.08%
DEUTSCHE LARGE CAP VALUE VIP
2,014	27	$17.79	to	$13.60	$454	1.34%	0.65%	to	0.85%	9.81%	to	10.03%
2,013	20	$16.20	to	$12.36	$324	2.14%	0.65%	to	0.85%	29.81%	to	29.97%
2,012	23	$12.48	to	$9.51	$284	1.97%	0.65%	to	0.85%	8.81%	to	9.18%
2,011	26	$11.47	to	$8.71	$301	2.10%	0.65%	to	0.85%	(0.86)%	to	(0.80)%
2,010	32	$11.57	to	$8.78	$362	2.27%	0.65%	to	0.85%	9.79%	to	10.03%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DEUTSCHE SMALL CAP INDEX VIP
2,014	44	$28.15	to	$17.08	$941	0.73%	0.65%	to	0.85%	3.84%	to	4.08%
2,013	22	$27.11	to	$16.41	$512	1.61%	0.65%	to	0.85%	37.47%	to	37.67%
2,012	26	$19.72	to	$11.92	$446	0.84%	0.65%	to	0.85%	15.25%	to	15.50%
2,011	22	$17.11	to	$10.32	$320	0.87%	0.65%	to	0.85%	(5.21)%	to	(4.97)%
2,010	23	$18.05	to	$10.86	$358	0.88%	0.65%	to	0.85%	25.32%	to	25.55%
DEUTSCHE SMALL MID CAP VALUE VIP
2,014	16	$16.53	to	$16.23	$268	0.80%	0.65%	to	0.85%	4.62%	to	4.84%
2,013	18	$15.80	to	$15.48	$288	1.29%	0.65%	to	0.85%	34.13%	to	34.38%
2,012	27	$11.78	to	$11.52	$303	1.10%	0.65%	to	0.85%	12.73%	to	13.05%
2,011	29	$10.45	to	$10.19	$299	1.07%	0.65%	to	0.85%	(6.86)%	to	(6.68)%
2,010	27	$11.22	to	$10.92	$290	1.33%	0.65%	to	0.85%	22.07%	to	22.28%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2,014	3	$26.52	to	$26.52	$67	0.98%	0.85%	to	0.85%	11.10%	to	11.10%
2,013	3	$23.87	to	$23.87	$63	1.34%	0.85%	to	0.85%	33.82%	to	33.82%
2,012	3	$17.83	to	$17.83	$47	0.45%	0.85%	to	0.85%	18.71%	to	18.71%
2,011	4	$15.02	to	$15.02	$53	0.50%	0.85%	to	0.85%	(0.46)%	to	(0.46)%
2,010	4	$15.09	to	$15.09	$53	0.96%	0.85%	to	0.85%	26.00%	to	26.00%
DREYFUS VIF APPRECIATION PORTFOLIO
2,014	32	$17.60	to	$15.56	$560	1.84%	0.65%	to	0.85%	7.19%	to	7.38%
2,013	68	$16.42	to	$14.49	$1,068	1.85%	0.65%	to	0.85%	20.03%	to	20.35%
2,012	101	$13.68	to	$12.04	$1,325	3.75%	0.65%	to	0.85%	9.53%	to	9.75%
2,011	99	$12.49	to	$10.97	$1,181	1.61%	0.65%	to	0.85%	8.14%	to	8.29%
2,010	91	$11.55	to	$10.13	$1,009	2.10%	0.65%	to	0.85%	14.30%	to	14.59%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2,014	4	$17.52	to	$17.52	$68	0.79%	0.85%	to	0.85%	9.16%	to	9.16%
2,013	4	$16.05	to	$16.05	$63	0.89%	0.85%	to	0.85%	35.67%	to	35.67%
2,012	4	$11.83	to	$11.83	$51	1.39%	0.85%	to	0.85%	17.01%	to	17.01%
2,011	5	$10.11	to	$10.11	$52	1.27%	0.85%	to	0.85%	(3.62)%	to	(3.62)%
2,010	5	$10.49	to	$10.49	$54	1.20%	0.85%	to	0.85%	17.62%	to	17.62%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2,014	174	$19.69	to	$12.11	$3,212	1.96%	0.65%	to	0.85%	3.74%	to	3.95%
2,013	84	$18.98	to	$11.65	$1,511	2.93%	0.65%	to	0.85%	(2.87)%	to	(2.67)%
2,012	80	$19.54	to	$11.97	$1,327	3.79%	0.65%	to	0.85%	2.09%	to	2.31%
2,011	97	$19.14	to	$11.70	$1,560	3.76%	0.65%	to	0.85%	4.88%	to	5.03%
2,010	96	$18.25	to	$11.14	$1,556	4.60%	0.65%	to	0.85%	4.30%	to	4.50%
FEDERATED MANAGED TAIL RISK FUND II
2,014	6	$15.90	to	$15.90	$100	1.79%	0.85%	to	0.85%	(1.79)%	to	(1.79)%
2,013	14	$16.19	to	$16.19	$233	0.97%	0.85%	to	0.85%	15.48%	to	15.48%
2,012	14	$14.02	to	$14.02	$202	0.54%	0.85%	to	0.85%	9.19%	to	9.19%
2,011	15	$12.84	to	$12.84	$188	0.73%	0.85%	to	0.85%	(6.07)%	to	(6.07)%
2,010	15	$13.67	to	$13.67	$211	2.01%	0.85%	to	0.85%	12.06%	to	12.06%
FEDERATED MANAGED VOLATILITY FUND II
2,014	1	$21.10	to	$21.10	$27	2.87%	0.85%	to	0.85%	3.08%	to	3.08%
2,013	3	$20.47	to	$20.47	$69	3.04%	0.85%	to	0.85%	20.70%	to	20.70%
2,012	4	$16.96	to	$16.96	$65	2.98%	0.85%	to	0.85%	12.62%	to	12.62%
2,011	4	$15.06	to	$15.06	$62	3.83%	0.85%	to	0.85%	3.86%	to	3.86%
2,010	4	$14.50	to	$14.50	$59	6.28%	0.85%	to	0.85%	11.14%	to	11.14%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2,014	21	$16.04	to	$16.25	$334	0.57%	0.65%	to	0.85%	(0.25)%	to	(0.06)%
2,013	17	$16.08	to	$16.26	$276	1.31%	0.65%	to	0.85%	35.13%	to	35.27%
2,012	15	$11.90	to	$12.02	$184	0.78%	0.65%	to	0.85%	17.36%	to	17.61%
2,011	22	$10.14	to	$10.22	$221	0.70%	0.65%	to	0.85%	(4.61)%	to	(4.31)%
2,010	23	$10.63	to	$10.68	$240	0.72%	0.65%	to	0.85%	27.15%	to	27.29%
GREAT-WEST SECUREFOUNDATION BALANCED FUND
(Effective date 05/29/2014)
2,014	200	$10.23	to	$10.24	$2,049	1.61%	0.65%	to	0.85%	2.30%	to	2.40%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. COMSTOCK FUND
2,014	32	$18.73	to	$16.58	$577	1.38%	0.65%	to	0.85%	8.52%	to	8.72%
2,013	37	$17.26	to	$15.25	$618	1.76%	0.65%	to	0.85%	34.74%	to	35.08%
2,012	24	$12.48	to	$12.48	$291	1.74%	0.85%	to	0.85%	17.85%	to	17.85%
2,011	27	$10.59	to	$10.59	$286	1.59%	0.85%	to	0.85%	(2.67)%	to	(2.67)%
2,010	27	$11.13	to	$9.77	$295	0.13%	0.65%	to	0.85%	15.01%	to	15.21%
INVESCO V.I. CORE EQUITY FUND
2,014	5	$26.82	to	$26.82	$127	0.86%	0.85%	to	0.85%	7.24%	to	7.24%
2,013	5	$25.01	to	$25.01	$119	1.37%	0.85%	to	0.85%	28.13%	to	28.13%
2,012	7	$19.52	to	$19.52	$131	0.82%	0.85%	to	0.85%	12.96%	to	12.96%
2,011	9	$17.28	to	$17.28	$162	0.94%	0.85%	to	0.85%	(0.92)%	to	(0.92)%
2,010	10	$17.44	to	$17.44	$177	0.93%	0.85%	to	0.85%	8.62%	to	8.62%
INVESCO V.I. GROWTH & INCOME FUND
2,014	44	$19.25	to	$15.65	$753	1.63%	0.65%	to	0.85%	9.31%	to	9.59%
2,013	55	$17.61	to	$14.28	$865	1.37%	0.65%	to	0.85%	33.01%	to	33.21%
2,012	61	$13.24	to	$10.72	$769	1.54%	0.65%	to	0.85%	13.65%	to	13.80%
2,011	60	$11.65	to	$9.42	$677	1.20%	0.65%	to	0.85%	(2.84)%	to	(2.59)%
2,010	70	$11.99	to	$9.67	$802	0.07%	0.65%	to	0.85%	11.53%	to	11.79%
INVESCO V.I. HIGH YIELD FUND
2,014	10	$20.94	to	$9.74	$143	2.72%	0.69%	to	0.85%	0.87%	to	(2.60)%
2,013	4	$20.76	to	$20.76	$83	5.00%	0.85%	to	0.85%	6.08%	to	6.08%
2,012	4	$19.57	to	$19.57	$84	4.82%	0.85%	to	0.85%	16.21%	to	16.21%
2,011	5	$16.84	to	$16.84	$80	6.86%	0.85%	to	0.85%	0.12%	to	0.12%
2,010	5	$16.82	to	$16.82	$80	9.89%	0.85%	to	0.85%	12.60%	to	12.60%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2,014	51	$13.93	to	$11.82	$674	1.61%	0.65%	to	0.85%	(0.50)%	to	(0.25)%
2,013	47	$14.00	to	$11.85	$601	1.28%	0.65%	to	0.85%	18.04%	to	18.15%
2,012	62	$11.86	to	$10.03	$685	1.66%	0.65%	to	0.85%	14.48%	to	14.89%
2,011	39	$10.36	to	$8.73	$362	1.48%	0.65%	to	0.85%	(7.50)%	to	(7.42)%
2,010	35	$11.20	to	$9.43	$362	2.66%	0.65%	to	0.85%	11.92%	to	12.13%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2,014	4		$19.08	to	$9.99	$70	0.04%	0.65%	to	0.85%	3.58%	to	(0.10)%
2,013	3		$18.42	to	$18.60	$62	0.66%	0.65%	to	0.85%	27.74%	to	28.01%
2,012	4		$14.42	to	$14.53	$48	0.07%	0.65%	to	0.85%	9.99%	to	10.24%
2,011	0	*	$13.11	to	$13.11	$6	0.08%	0.85%	to	0.85%	(7.15)%	to	(7.15)%
2,010	0	*	$14.12	to	$14.17	$9	0.42%	0.65%	to	0.85%	13.08%	to	13.36%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2,014	3		$23.90	to	$23.90	$66	0.00%	0.85%	to	0.85%	1.44%	to	1.44%
2,013	3		$23.56	to	$23.56	$79	0.01%	0.85%	to	0.85%	36.34%	to	36.34%
2,012	2		$17.28	to	$17.28	$49	0.00%	0.85%	to	0.85%	12.94%	to	12.94%
2,011	4		$15.30	to	$15.30	$57	0.00%	0.85%	to	0.85%	(1.61)%	to	(1.61)%
2,010	2		$15.55	to	$15.60	$32	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
INVESCO V.I. TECHNOLOGY FUND
2,014	54		$4.11	to	$11.15	$223	0.00%	0.65%	to	0.85%	9.89%	to	11.50%
2,013	97		$3.74	to	$3.74	$363	0.00%	0.85%	to	0.85%	24.25%	to	24.25%
2,012	98		$3.01	to	$3.01	$296	0.00%	0.85%	to	0.85%	10.26%	to	10.26%
2,011	98		$2.73	to	$2.73	$269	0.19%	0.85%	to	0.85%	(5.86)%	to	(5.86)%
2,010	100		$2.90	to	$2.90	$290	0.00%	0.85%	to	0.85%	20.36%	to	20.36%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2,014	21		$23.53	to	$23.53	$499	1.76%	0.85%	to	0.85%	7.59%	to	7.59%
2,013	21		$21.87	to	$21.87	$463	2.28%	0.85%	to	0.85%	19.12%	to	19.12%
2,012	33		$18.36	to	$18.36	$613	2.86%	0.85%	to	0.85%	12.71%	to	12.71%
2,011	34		$16.29	to	$16.29	$549	2.42%	0.85%	to	0.85%	0.74%	to	0.74%
2,010	50		$16.17	to	$16.17	$803	2.73%	0.85%	to	0.85%	7.49%	to	7.49%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	137	$16.67	to	$16.11	$2,238	1.54%	0.65%	to	0.85%	7.27%	to	7.54%
2,013	117	$15.54	to	$14.98	$1,781	1.93%	0.65%	to	0.85%	18.81%	to	18.98%
2,012	91	$13.08	to	$12.59	$1,175	2.54%	0.65%	to	0.85%	12.37%	to	12.61%
2,011	91	$11.64	to	$11.18	$1,032	2.11%	0.65%	to	0.85%	0.52%	to	0.72%
2,010	144	$11.58	to	$11.10	$1,652	2.66%	0.65%	to	0.85%	7.23%	to	7.45%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2,014	21	$21.91	to	$10.05	$449	3.35%	0.69%	to	0.85%	4.04%	to	0.50%
2,013	22	$21.06	to	$21.06	$469	3.71%	0.85%	to	0.85%	(0.99)%	to	(0.99)%
2,012	29	$21.27	to	$21.27	$618	3.85%	0.85%	to	0.85%	7.42%	to	7.42%
2,011	32	$19.80	to	$19.80	$633	7.44%	0.85%	to	0.85%	5.83%	to	5.83%
2,010	34	$18.71	to	$18.71	$639	6.17%	0.85%	to	0.85%	7.08%	to	7.08%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	231	$15.15	to	$10.04	$3,472	3.09%	0.65%	to	0.85%	3.77%	to	0.40%
2,013	186	$14.60	to	$13.85	$2,695	3.40%	0.65%	to	0.85%	(1.15)%	to	(0.93)%
2,012	184	$14.77	to	$13.98	$2,674	3.45%	0.65%	to	0.85%	7.18%	to	7.37%
2,011	170	$13.78	to	$13.02	$2,311	6.79%	0.65%	to	0.85%	5.43%	to	5.68%
2,010	211	$13.07	to	$12.32	$2,720	5.81%	0.65%	to	0.85%	6.85%	to	7.04%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2,014	19	$21.57	to	$21.57	$434	1.05%	0.85%	to	0.85%	6.52%	to	6.52%
2,013	21	$20.25	to	$20.25	$441	1.22%	0.85%	to	0.85%	27.36%	to	27.36%
2,012	25	$15.90	to	$15.90	$398	0.89%	0.85%	to	0.85%	19.01%	to	19.01%
2,011	26	$13.36	to	$13.36	$342	0.56%	0.85%	to	0.85%	(14.47)%	to	(14.47)%
2,010	31	$15.62	to	$15.62	$486	0.60%	0.85%	to	0.85%	14.89%	to	14.89%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO
(Effective date 05/01/2014)
2,014	0	*	$11.13	to	$11.13	$3	0.00%	0.65%	to	0.65%	11.30%	to	11.30%
JANUS ASPEN JANUS PORTFOLIO
2,014	11		$25.68	to	$25.68	$284	0.37%	0.85%	to	0.85%	12.04%	to	12.04%
2,013	12		$22.92	to	$22.92	$271	0.79%	0.85%	to	0.85%	29.20%	to	29.20%
2,012	12		$17.74	to	$17.74	$217	0.55%	0.85%	to	0.85%	17.56%	to	17.56%
2,011	13		$15.09	to	$15.09	$196	0.58%	0.85%	to	0.85%	(6.10)%	to	(6.10)%
2,010	17		$16.07	to	$16.07	$266	1.01%	0.85%	to	0.85%	13.58%	to	13.58%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2,014	5		$24.15	to	$24.15	$156	6.13%	0.85%	to	0.85%	(12.63)%	to	(12.63)%
2,013	7		$27.64	to	$27.64	$224	2.79%	0.85%	to	0.85%	13.60%	to	13.60%
2,012	12		$24.33	to	$24.33	$344	0.68%	0.85%	to	0.85%	12.48%	to	12.48%
2,011	14		$21.63	to	$21.63	$353	0.47%	0.85%	to	0.85%	(32.74)%	to	(32.74)%
2,010	15		$32.16	to	$32.16	$532	0.69%	0.85%	to	0.85%	24.26%	to	24.26%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	29		$9.22	to	$9.22	$265	5.83%	0.85%	to	0.85%	(12.85)%	to	(12.85)%
2,013	28		$10.58	to	$10.58	$294	2.89%	0.85%	to	0.85%	13.28%	to	13.28%
2,012	39		$9.34	to	$9.34	$366	0.52%	0.85%	to	0.85%	12.26%	to	12.26%
2,011	81		$8.32	to	$8.32	$675	0.38%	0.85%	to	0.85%	(32.96)%	to	(32.96)%
2,010	89		$12.41	to	$12.41	$1,100	0.52%	0.85%	to	0.85%	24.01%	to	24.01%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2,014	52		$16.23	to	$16.41	$825	1.77%	0.65%	to	0.85%	(5.42)%	to	(5.25)%
2,013	37		$17.16	to	$17.32	$638	1.07%	0.65%	to	0.85%	(2.11)%	to	(1.93)%
2,012	62		$17.53	to	$17.66	$1,081	1.66%	0.65%	to	0.85%	21.06%	to	21.29%
2,011	67		$14.48	to	$14.56	$975	1.87%	0.65%	to	0.85%	(18.70)%	to	(18.52)%
2,010	71		$17.81	to	$17.87	$1,253	1.53%	0.65%	to	0.85%	21.65%	to	21.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
LVIP BARON GROWTH OPPORTUNITIES FUND
2,014	43	$36.62	to	$18.84	$1,464	0.14%	0.65%	to	0.85%	3.98%	to	4.20%
2,013	62	$35.22	to	$18.08	$2,041	0.46%	0.65%	to	0.85%	38.88%	to	39.18%
2,012	69	$25.36	to	$12.99	$1,562	1.18%	0.65%	to	0.85%	17.24%	to	17.45%
2,011	72	$21.63	to	$11.06	$1,380	0.00%	0.65%	to	0.85%	3.15%	to	3.36%
2,010	73	$20.97	to	$10.70	$1,342	0.00%	0.65%	to	0.85%	25.30%	to	25.59%
MFS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2,014	39	$20.08	to	$9.63	$800	1.83%	0.65%	to	0.85%	0.25%	to	(3.70)%
2,013	35	$20.03	to	$20.22	$708	1.22%	0.65%	to	0.85%	26.53%	to	26.85%
2,012	38	$15.83	to	$15.94	$612	1.60%	0.65%	to	0.85%	14.96%	to	15.17%
2,011	53	$13.77	to	$13.84	$724	1.07%	0.65%	to	0.85%	(2.62)%	to	(2.40)%
2,010	49	$14.14	to	$14.18	$685	1.03%	0.65%	to	0.85%	7.86%	to	8.08%
MFS UTILITIES SERIES
(Effective date 05/01/2008)
2,014	25	$14.75	to	$14.95	$377	2.00%	0.65%	to	0.85%	11.49%	to	11.73%
2,013	24	$13.23	to	$13.38	$322	1.67%	0.65%	to	0.85%	19.19%	to	19.46%
2,012	32	$11.10	to	$11.20	$350	7.29%	0.65%	to	0.85%	12.23%	to	12.45%
2,011	21	$9.89	to	$9.96	$203	2.83%	0.65%	to	0.85%	5.66%	to	5.84%
2,010	21	$9.36	to	$9.41	$203	2.74%	0.65%	to	0.85%	12.50%	to	12.69%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2,014	1	$16.35	to	$16.35	$19	0.71%	0.85%	to	0.85%	12.53%	to	12.53%
2,013	1	$14.53	to	$14.53	$17	0.80%	0.85%	to	0.85%	35.54%	to	35.54%
2,012	2	$10.72	to	$10.72	$18	0.34%	0.85%	to	0.85%	14.41%	to	14.41%
2,011	2	$9.37	to	$9.37	$21	0.38%	0.85%	to	0.85%	(7.50)%	to	(7.50)%
2,010	3	$10.13	to	$10.13	$27	0.34%	0.85%	to	0.85%	24.94%	to	24.94%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
NVIT MID CAP INDEX FUND
2,014	34	$29.18	to	$17.39	$751	1.02%	0.65%	to	0.85%	8.27%	to	8.48%
2,013	20	$26.95	to	$16.03	$446	0.89%	0.65%	to	0.85%	31.66%	to	31.93%
2,012	20	$20.47	to	$12.15	$349	0.94%	0.65%	to	0.85%	16.31%	to	16.49%
2,011	20	$17.60	to	$10.43	$298	0.67%	0.65%	to	0.85%	(3.51)%	to	(3.25)%
2,010	19	$18.24	to	$10.78	$301	1.00%	0.65%	to	0.85%	24.80%	to	25.06%
OPPENHEIMER GLOBAL FUND/VA
2,014	44	$27.07	to	$9.88	$1,020	1.04%	0.65%	to	0.85%	1.42%	to	(1.20)%
2,013	45	$26.69	to	$13.80	$1,156	1.37%	0.65%	to	0.85%	26.25%	to	26.49%
2,012	55	$21.14	to	$10.91	$1,091	2.13%	0.65%	to	0.85%	20.18%	to	20.42%
2,011	59	$17.59	to	$9.06	$1,011	1.24%	0.65%	to	0.85%	(9.05)%	to	(8.85)%
2,010	59	$19.34	to	$9.94	$1,140	1.51%	0.65%	to	0.85%	14.99%	to	15.18%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/01/2014)
2,014	4	$11.05	to	$10.93	$39	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
(Effective date 05/01/2008)
2,014	23	$11.93	to	$12.09	$271	1.57%	0.65%	to	0.85%	(7.95)%	to	(7.78)%
2,013	15	$12.96	to	$13.11	$201	1.43%	0.65%	to	0.85%	24.74%	to	25.10%
2,012	8	$10.39	to	$10.48	$80	1.46%	0.65%	to	0.85%	21.24%	to	21.44%
2,011	8	$8.57	to	$8.63	$65	0.95%	0.65%	to	0.85%	(7.95)%	to	(7.80)%
2,010	7	$9.31	to	$9.36	$69	1.07%	0.65%	to	0.85%	13.81%	to	14.01%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2,014	1	$7.40	to	$7.40	$6	0.20%	0.65%	to	0.65%	(26.00)%	to	(26.00)%
PIMCO VIT HIGH YIELD PORTFOLIO
2,014	49	$19.70	to	$14.90	$896	5.22%	0.65%	to	0.85%	2.50%	to	2.62%
2,013	138	$19.22	to	$14.52	$2,546	5.45%	0.65%	to	0.85%	4.80%	to	5.07%
2,012	156	$18.34	to	$13.82	$2,736	5.73%	0.65%	to	0.85%	13.35%	to	13.56%
2,011	101	$16.18	to	$12.17	$1,549	6.92%	0.65%	to	0.85%	2.47%	to	2.70%
2,010	157	$15.79	to	$11.85	$2,414	7.25%	0.65%	to	0.85%	13.50%	to	13.72%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT LOW DURATION PORTFOLIO
2,014	271	$13.29	to	$12.05	$3,457	1.12%	0.65%	to	0.85%	0.00%	to	0.25%
2,013	304	$13.29	to	$12.02	$3,890	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.83)%
2,012	252	$13.42	to	$12.12	$3,247	1.90%	0.65%	to	0.85%	4.93%	to	5.21%
2,011	243	$12.79	to	$11.52	$2,995	1.68%	0.65%	to	0.85%	0.24%	to	0.44%
2,010	233	$12.76	to	$11.47	$2,889	1.64%	0.65%	to	0.85%	4.42%	to	4.56%
PIMCO VIT TOTAL RETURN PORTFOLIO
2,014	198	$15.78	to	$13.83	$2,989	1.99%	0.65%	to	0.85%	3.34%	to	3.60%
2,013	382	$15.27	to	$13.35	$5,665	2.20%	0.65%	to	0.85%	(2.74)%	to	(2.55)%
2,012	415	$15.70	to	$13.70	$6,298	2.57%	0.65%	to	0.85%	8.65%	to	8.82%
2,011	420	$14.45	to	$12.59	$5,898	2.62%	0.65%	to	0.85%	2.70%	to	2.94%
2,010	422	$14.07	to	$12.23	$5,795	2.41%	0.65%	to	0.85%	7.20%	to	7.47%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2,014	1	$6.15	to	$6.15	$4	0.21%	0.85%	to	0.85%	(13.50)%	to	(13.50)%
2,013	1	$7.11	to	$7.11	$5	0.92%	0.85%	to	0.85%	(3.00)%	to	(3.00)%
2,012	1	$7.33	to	$7.33	$5	0.21%	0.85%	to	0.85%	10.73%	to	10.73%
2,011	1	$6.62	to	$6.62	$5	0.00%	0.85%	to	0.85%	(24.26)%	to	(24.26)%
2,010	1	$8.74	to	$8.79	$6	0.03%	0.65%	to	0.85%	14.55%	to	14.90%
PIONEER FUND VCT PORTFOLIO
2,014	11	$20.63	to	$14.55	$189	1.16%	0.65%	to	0.85%	10.09%	to	10.31%
2,013	15	$18.74	to	$13.19	$226	1.26%	0.65%	to	0.85%	32.16%	to	32.43%
2,012	15	$14.18	to	$9.96	$181	1.53%	0.65%	to	0.85%	9.33%	to	9.57%
2,011	21	$12.97	to	$9.09	$213	1.62%	0.65%	to	0.85%	(5.12)%	to	(4.92)%
2,010	17	$13.67	to	$9.56	$193	1.34%	0.65%	to	0.85%	15.05%	to	15.18%
PIONEER MID CAP VALUE VCT PORTFOLIO
2,014	8	$16.27	to	$15.45	$137	0.64%	0.65%	to	0.85%	13.86%	to	14.11%
2,013	8	$14.29	to	$13.54	$120	0.70%	0.65%	to	0.85%	31.58%	to	31.84%
2,012	8	$10.82	to	$10.82	$90	0.81%	0.85%	to	0.85%	9.85%	to	9.85%
2,011	9	$9.85	to	$9.85	$94	0.75%	0.85%	to	0.85%	(6.62)%	to	(6.62)%
2,010	15	$10.58	to	$9.97	$166	0.90%	0.65%	to	0.85%	16.86%	to	17.16%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2,014	5		$24.29	to	$18.90	$115	0.00%	0.85%	to	0.85%	8.49%	to	8.50%
2,013	8		$22.39	to	$17.62	$174	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2,012	9		$15.85	to	$15.85	$146	0.00%	0.85%	to	0.85%	6.09%	to	6.09%
2,011	10		$14.94	to	$14.94	$146	0.00%	0.85%	to	0.85%	(3.05)%	to	(3.05)%
2,010	11		$15.41	to	$15.41	$163	0.00%	0.85%	to	0.85%	19.18%	to	19.18%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2,014	14		$17.41	to	$22.14	$260	0.00%	0.65%	to	0.85%	6.35%	to	6.60%
2,013	9		$16.37	to	$20.77	$157	0.00%	0.65%	to	0.85%	31.91%	to	32.12%
2,012	22		$12.41	to	$15.72	$283	0.23%	0.65%	to	0.85%	12.21%	to	12.45%
2,011	24		$11.06	to	$13.98	$267	0.16%	0.65%	to	0.85%	(4.66)%	to	(4.44)%
2,010	24		$11.60	to	$14.63	$280	0.18%	0.65%	to	0.85%	10.57%	to	10.75%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2,014	5		$12.09	to	$12.09	$54	0.00%	0.85%	to	0.85%	(20.51)%	to	(20.51)%
2,013	5		$15.21	to	$15.36	$75	0.00%	0.65%	to	0.85%	8.88%	to	9.01%
2,012	7		$13.97	to	$14.09	$94	0.00%	0.65%	to	0.85%	(3.72)%	to	(3.56)%
2,011	4		$14.51	to	$14.61	$56	0.00%	0.65%	to	0.85%	(20.06)%	to	(19.86)%
2,010	1		$18.15	to	$18.23	$20	0.06%	0.65%	to	0.85%	26.30%	to	26.69%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2,014	20		$11.17	to	$11.28	$222	0.08%	0.65%	to	0.85%	3.43%	to	3.87%
2,013	0	*	$10.86	to	$10.86	$3	1.31%	0.65%	to	0.65%	(1.09)%	to	(1.09)%
2,012	0	*	$11.00	to	$11.00	$3	1.65%	0.65%	to	0.65%	1.20%	to	1.20%
2,011	4		$10.84	to	$10.87	$39	0.00%	0.65%	to	0.85%	5.96%	to	6.05%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2,014	51	$18.60	to	$18.77	$909	0.78%	0.65%	to	0.85%	11.71%	to	11.93%
2,013	12	$16.65	to	$16.77	$199	1.34%	0.65%	to	0.85%	31.31%	to	31.53%
2,012	6	$12.75	to	$12.75	$79	2.13%	0.65%	to	0.65%	18.60%	to	18.60%
2,011	6	$10.75	to	$10.75	$59	0.00%	0.65%	to	0.65%	1.22%	to	1.22%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2,014	34	$18.48	to	$18.61	$602	0.19%	0.65%	to	0.85%	26.58%	to	26.77%
2,013	14	$14.60	to	$14.68	$210	0.64%	0.65%	to	0.85%	40.52%	to	40.75%
2,012	6	$10.43	to	$10.43	$66	1.19%	0.65%	to	0.65%	21.56%	to	21.56%
2,011	6	$8.57	to	$8.58	$53	0.00%	0.65%	to	0.85%	(14.30)%	to	(14.20)%
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2014)
2,014	5	$11.08	to	$10.81	$52	0.00%	0.65%	to	0.65%	10.80%	to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2,014	9	$22.61	to	$22.86	$193	0.00%	0.65%	to	0.85%	2.08%	to	2.24%
2,013	15	$22.15	to	$22.36	$327	0.80%	0.65%	to	0.85%	33.27%	to	33.57%
2,012	23	$16.62	to	$16.74	$390	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2,011	25	$14.93	to	$15.01	$369	0.28%	0.65%	to	0.85%	(4.42)%	to	(4.21)%
2,010	27	$15.62	to	$15.67	$424	0.19%	0.65%	to	0.85%	19.24%	to	19.53%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2,014	36	$25.40	to	$13.93	$710	1.32%	0.65%	to	0.85%	4.57%	to	4.82%
2,013	36	$24.29	to	$13.29	$721	1.71%	0.65%	to	0.85%	22.55%	to	22.71%
2,012	39	$19.82	to	$10.83	$645	2.45%	0.65%	to	0.85%	12.49%	to	12.70%
2,011	40	$17.62	to	$9.61	$606	1.69%	0.65%	to	0.85%	(1.84)%	to	(1.64)%
2,010	44	$17.95	to	$9.77	$655	2.46%	0.65%	to	0.85%	12.64%	to	12.95%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SCHWAB MONEY MARKET PORTFOLIO
2,014	643	$12.75	to	$9.97	$7,488	0.01%	0.49%	to	0.85%	(0.78)%	to	(0.30)%
2,013	450	$12.85	to	$9.77	$5,259	0.01%	0.65%	to	0.85%	(0.85)%	to	(0.61)%
2,012	642	$12.96	to	$9.83	$7,702	0.01%	0.65%	to	0.85%	(0.84)%	to	(0.61)%
2,011	641	$13.07	to	$9.89	$8,035	0.01%	0.65%	to	0.85%	(0.83)%	to	(0.70)%
2,010	550	$13.18	to	$9.96	$6,620	0.01%	0.65%	to	0.85%	(0.81)%	to	(0.60)%
SCHWAB S&P 500 INDEX PORTFOLIO
2,014	507	$27.99	to	$10.79	$11,667	1.48%	0.65%	to	0.85%	12.45%	to	7.90%
2,013	488	$24.89	to	$14.28	$10,459	1.64%	0.65%	to	0.85%	30.93%	to	31.25%
2,012	462	$19.01	to	$10.88	$7,801	1.66%	0.65%	to	0.85%	14.73%	to	14.89%
2,011	440	$16.57	to	$9.47	$6,569	1.78%	0.65%	to	0.85%	1.04%	to	1.28%
2,010	382	$16.40	to	$9.35	$6,029	1.96%	0.65%	to	0.85%	13.72%	to	13.89%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2,014	74	$12.86	to	$13.01	$894	8.16%	0.65%	to	0.85%	3.13%	to	3.34%
2,013	7	$12.47	to	$12.59	$88	1.81%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2,012	16	$12.62	to	$12.71	$213	2.87%	0.65%	to	0.85%	5.61%	to	5.83%
2,011	13	$11.95	to	$12.01	$157	3.51%	0.65%	to	0.85%	6.22%	to	6.38%
2,010	6	$11.25	to	$11.29	$74	4.19%	0.65%	to	0.85%	6.42%	to	6.61%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2,014	6	$23.93	to	$24.20	$144	1.00%	0.65%	to	0.85%	9.42%	to	9.60%
2,013	16	$21.87	to	$22.08	$351	2.11%	0.65%	to	0.85%	30.65%	to	30.88%
2,012	13	$16.74	to	$16.87	$208	1.75%	0.65%	to	0.85%	14.11%	to	14.37%
2,011	13	$14.67	to	$14.75	$187	1.64%	0.65%	to	0.85%	1.24%	to	1.44%
2,010	8	$14.49	to	$14.49	$112	2.31%	0.85%	to	0.85%	14.97%	to	14.97%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2,014	1	$24.68	to	$24.97	$36	0.24%	0.65%	to	0.85%	5.74%	to	5.98%
2,013	4	$23.34	to	$23.56	$94	0.13%	0.65%	to	0.85%	33.60%	to	33.86%
2,012	4	$17.60	to	$17.60	$66	0.45%	0.65%	to	0.65%	10.69%	to	10.69%
2,011	4	$15.90	to	$15.90	$64	0.00%	0.65%	to	0.65%	2.38%	to	2.38%
2,010	4	$15.48	to	$15.53	$61	0.05%	0.65%	to	0.85%	22.66%	to	22.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/01/2014)
2,014	6	$12.62	to	$12.23	$80	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2,014	39	$12.06	to	$12.17	$474	1.97%	0.65%	to	0.85%	(11.84)%	to	(11.68)%
2,013	20	$13.68	to	$13.78	$278	2.36%	0.65%	to	0.85%	21.93%	to	22.16%
2,012	8	$11.22	to	$11.28	$90	3.10%	0.65%	to	0.85%	17.24%	to	17.50%
2,011	7	$9.60	to	$9.60	$64	1.54%	0.65%	to	0.65%	(11.28)%	to	(11.28)%
2,010	6	$10.80	to	$10.82	$63	1.66%	0.65%	to	0.85%	8.00%	to	8.20%
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2,014	27	$10.03	to	$9.86	$267	1.92%	0.65%	to	0.85%	0.30%	to	(1.40)%
THIRD AVENUE VALUE PORTFOLIO
2,014	9	$10.66	to	$11.43	$102	3.02%	0.65%	to	0.85%	3.50%	to	3.72%
2,013	13	$10.30	to	$11.02	$149	3.48%	0.65%	to	0.85%	17.98%	to	18.24%
2,012	23	$8.73	to	$9.32	$208	0.68%	0.65%	to	0.85%	26.16%	to	26.46%
2,011	38	$6.92	to	$7.37	$278	1.77%	0.65%	to	0.85%	(21.90)%	to	(21.76)%
2,010	44	$8.86	to	$9.42	$408	3.86%	0.65%	to	0.85%	13.06%	to	13.22%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2,014	7	$24.81	to	$25.09	$169	0.00%	0.65%	to	0.85%	12.16%	to	12.36%
2,013	4	$22.12	to	$22.33	$87	0.00%	0.65%	to	0.85%	33.66%	to	33.95%
2,012	3	$16.67	to	$16.67	$50	0.00%	0.65%	to	0.65%	19.16%	to	19.16%
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2,014	23	$46.43	to	$46.43	$1,086	1.35%	0.85%	to	0.85%	28.61%	to	28.61%
2,013	27	$36.10	to	$36.10	$991	1.06%	0.85%	to	0.85%	1.21%	to	1.21%
2,012	31	$35.67	to	$35.67	$1,126	0.88%	0.85%	to	0.85%	14.84%	to	14.84%
2,011	32	$31.06	to	$31.06	$1,014	0.87%	0.85%	to	0.85%	5.04%	to	5.04%
2,010	35	$29.57	to	$29.57	$1,061	2.15%	0.85%	to	0.85%	28.85%	to	28.85%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2,014	27	$12.72	to	$12.86	$343	0.00%	0.65%	to	0.85%	(20.00)%	to	(19.88)%
2,013	24	$15.90	to	$16.05	$378	0.50%	0.65%	to	0.85%	9.35%	to	9.56%
2,012	21	$14.54	to	$14.65	$305	0.66%	0.65%	to	0.85%	2.25%	to	2.45%
2,011	18	$14.22	to	$14.30	$255	1.03%	0.65%	to	0.85%	(17.42)%	to	(17.25)%
2,010	15	$17.22	to	$17.28	$265	0.19%	0.65%	to	0.85%	27.56%	to	27.91%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2,014	38	$11.74	to	$11.87	$452	6.06%	0.65%	to	0.85%	1.29%	to	1.45%
2,013	57	$11.59	to	$11.70	$657	2.51%	0.65%	to	0.85%	(9.95)%	to	(9.72)%
2,012	67	$12.87	to	$12.96	$867	2.10%	0.65%	to	0.85%	4.72%	to	4.85%
2,011	63	$12.29	to	$12.36	$776	6.97%	0.65%	to	0.85%	7.15%	to	7.48%
2,010	53	$11.47	to	$11.50	$609	1.56%	0.65%	to	0.85%	5.33%	to	5.50%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2,014	3	$10.81	to	$10.81	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2,014	3	$10.80	to	$10.80	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
(Effective date 05/01/2008)
2,014	3	$18.58	to	$18.83	$48	0.00%	0.65%	to	0.85%	(0.48)%	to	(0.26)%
2,013	3	$18.67	to	$18.88	$50	0.00%	0.65%	to	0.85%	42.63%	to	42.92%
2,012	3	$13.09	to	$13.21	$44	0.00%	0.65%	to	0.85%	16.67%	to	16.90%
2,011	3	$11.22	to	$11.30	$34	0.00%	0.65%	to	0.85%	(0.36)%	to	(0.18)%
2,010	4	$11.26	to	$11.32	$45	0.00%	0.65%	to	0.85%	34.37%	to	34.60%
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2,014	1	$10.82	to	$10.84	$16	0.00%	0.65%	to	0.85%	8.20%	to	8.40%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2,014	5	$17.89	to	$16.52	$109	0.06%	0.65%	to	0.85%	9.49%	to	9.77%
2,013	6	$16.34	to	$15.05	$112	0.19%	0.65%	to	0.85%	29.58%	to	29.74%
2,012	10	$12.61	to	$11.60	$136	0.08%	0.65%	to	0.85%	14.53%	to	14.85%
2,011	17	$11.01	to	$10.10	$201	0.14%	0.65%	to	0.85%	(6.30)%	to	(6.13)%
2,010	17	$11.75	to	$10.76	$211	0.78%	0.65%	to	0.85%	22.69%	to	22.97%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2,014	9	$18.74	to	$18.74	$170	0.37%	0.85%	to	0.85%	3.59%	to	3.59%
2,013	12	$18.09	to	$18.09	$217	0.70%	0.85%	to	0.85%	13.77%	to	13.77%
2,012	12	$15.90	to	$15.90	$197	0.85%	0.85%	to	0.85%	13.01%	to	13.01%
2,011	13	$14.07	to	$14.07	$177	0.67%	0.85%	to	0.85%	(8.04)%	to	(8.04)%
2,010	13	$15.30	to	$15.30	$194	1.48%	0.85%	to	0.85%	16.26%	to	16.26%

* The Investment Division has units that round to less than 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York ("GWL&A NY") and subsidiaries as of December 31, 2014 and 2013, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2014, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the "Series Account") as of December 31, 2014, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith.

(b)	Exhibits

(1)
Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(2)	Not applicable.

(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(4)(a)	Form of variable annuity contract is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).

(4)(b)	Form of Rider is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).

(4)(c)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).

(4)(d)	Form of Roth Individual Retirement Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).

(4)(e)	Form of Contract Amendment SCH-AMDNY is filed herewith.

(5)(a)	Form of application is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).

(6)(a)	The Charter of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006(File No. 333-130820).

(6)(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(7)	Not applicable.

(8)(a)
Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(b)
Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(c)
Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(d)
Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(e)	Participation Agreement with Blackrock Variable Series Funds, Inc. is filed herewith.

(8)(f)
Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(g)
Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(h)
Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(i)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(8)(j)
Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(k)	Participation Agreement with Great-West Funds, Inc. is filed herewith.

(8)(l)	Participation Agreement with Janus Aspen Series (Institutional Class

Shares) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(m)
Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(8)(n)
Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(o)
Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(p)
Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(8)(q)
Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(r)
Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(s)
Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(t)
Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(u)
Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(v)
Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(w)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration

Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(x)
Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(y)
Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(z)
Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(aa)
Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(bb)
Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(cc)
Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(dd)
Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(ee)	Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(ff)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(gg)
Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).

(9)	Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194044).

(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(10)(b)	Written Consents of Deloitte & Touche LLP are filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney for Ms. Alazraki, and Messrs. Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto and Walsh are filed herewith.

Item 25.   Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman of the Board and Director
L.J. Mannello	8515 E. Orchard Road Greenwood Village, CO 80111	President and Chief Executive Officer
E.F. Murphy	8515 E. Orchard Road Greenwood Village, CO 80111	President, Retirement Services
D.L. Musto	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Retirement Services
C.P. Nelson	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Retirement Services
R.K. Shaw	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Individual Markets
W.S. Harmon	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, 401(k) Standard Markets
R.J. Laeyendecker	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
E. Friesen	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Investment Officer, General Account
D.G. McLeod	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Product Management
R.G. Schultz	8525 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, General Counsel and Secretary
D.C. Aspinwall	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Operational Risk Officer and Chief Litigation Counsel
B.A. Byrne	8525 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal and Chief Compliance Officer
M. D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J. L. Bernbach	EngineUSA 460 Park Avenue South, 7th Floor New York, NY 10016	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
S. Z. Katz	Fried, Frank, Harris, Shriver & Jacobson One New York Plaza New York, NY 10004	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, NY 10577	Director

Item 26. <u>Persons controlled by or under common control with the Depositor or Registrant as of 12/31/14
</u>
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2014

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.52% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2014 412,637,391 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 901,185,511.

Pansolo Holding Inc. owns directly 7,677,312 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 11,354,232 or 1.26% of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., which owns 40,686,080 SVS representing 4.51% of the aggregate voting rights of PCC.

Gelco Enterprises Ltd owns directly 48,235,700 PPS, representing 53.52% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 59.30%; note that this is not the equity percentage.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation

67.18% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited
1.0% - Great West Global Business Services India Private Limited
                    100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
    60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of New York
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.58% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
             100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P.
100.0% - Great-West Lifeco U.S. Holdings, LLC
1.0% - Great-West Lifeco U.S. Holdings, L.P.
     95.23% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% - Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
     100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
    100.0% - Putnam Investments Canada LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
    100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
    100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
    100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
    100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services

12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - TMI Systems, Inc.
51.0% - Plandirect Insurance Services Inc.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
     30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (DE) [(special shares held by 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
     100.0% - 3853071 Canada Limited
             50.0% - Laurier House Apartments Limited
             30.0% - Kelowna Central Park Properties Ltd.
             30.0% - Kelowna Central Park Phase II Properties Ltd.
             30.0% - Trop Beau Developments Limited

100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
             35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
             88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
             25.0% - High Park Bayview Limited Partnership
             30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited                                        100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited                                            100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (Ireland), Limited
11.29% - Irish Life Assurance plc.
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited                                                    100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited                                                        100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.

100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
88.71% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited

5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
28.6% - GWL THL Private Equity I Inc. (71.4% owned by The Great-West Life Assurance Company)
100.0% - Canada Life Capital Trust
D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
58.83% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
97.08% - Investment Planning Counsel Inc. (and 2.92% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.66% - IPC Portfolio Services Inc. (and 11.34% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.

52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
1.1% - Suez Environment Company (of which 0.2% in trading)
29.3% - Lafarge SA (21.1% in capital of which 0.1% held by GBL Energy S.à r.l. and Serena S.à r.l.))
6.9% - Pernod Ricard (7.5% in capital)
12.43% - Umicore (12.43% in capital)
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
71.9% - Imerys (56.5% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
99.9% - Sagerpar
3.6% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.0% - Total SA (2.7% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - GBL Finance & Treasury
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
39.1% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I

37.8% - Mérieux Participations II
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Cyberpresse Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.90% - 9059-2114 Québec Inc.
99.27% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
25.0% - Olive Média
100.0% - Attitude Digitale Inc.

26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
11.74% - Vimicro International Corporation
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
0.63% - CITIC Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.22% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Spuare Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     24.05% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.4% - Sagard Capital Partners, L.P.
96.9% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 27. Number of Contract owners

As of the March 31, 2015, there were 22 owners of Contracts; 16 were in non-qualified contracts and 6 were in qualified contracts.

Item 28. Indemnification

Provisions exist under the laws of the State of New York and the Bylaws of GWL&A NY whereby GWL&A NY may indemnify a director, officer, or controlling person of GWL&A NY against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721.	Nonexclusivity of statutory provisions for indemnification of directors and officers

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722.	Authorization for indemnification of directors and officers

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of  the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723.	Payment of indemnification other than by court award

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724.	Indemnification of directors and officers by a court

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725.	Other provisions affecting indemnification of directors and officers

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726.	Insurance for indemnification of directors and officers

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of GWL&A NY

ARTICLE II, SECTION 11. <u>Indemnification of Directors</u>. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29. Principal Underwriter

(a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY and Variable Annuity-2 Series Account of GWL&A NY.

(b) Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
D.L. Musto	8515 East Orchard Road Greenwood Village, CO 80111	Director
E. Murphy	8515 East Orchard Road Greenwood Village, CO 80111	Director
S. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director
C. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Treasurer
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
J. Terwilliger	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Secretary and Assistant Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 10th day of April, 2015.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Louis J. Mannello, Jr.
Louis J. Mannello, Jr.,
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Louis J. Mannello, Jr.
Louis J. Mannello, Jr.,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 10, 2015
R. Jeffrey Orr*

/s/ Louis J. Mannello, Jr.	President and Chief Executive Officer and Principal Financial Officer	April 10, 2015
Louis J. Mannello, Jr.

/s/ Marcia D. Alazraki	Director	April 10, 2015
Marcia D. Alazraki*

/s/ John L. Bernbach	Director	April 10, 2015
John L. Bernbach*

/s/ André Desmarais	Director	April 10, 2015
André Desmarais*

/s/ Paul Desmarais, Jr.	Director	April 10, 2015
Paul Desmarais, Jr.*

/s/ Stuart Z. Katz	Director	April 10, 2015
Stuart Z. Katz*

/s/ T. Timothy Ryan, Jr.	Director	April 10, 2015
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	April 10, 2015
Jerome J. Selitto*

/s/ Brian E. Walsh	Director	April 10, 2015
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		April 10, 2015
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney